UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21677

 NAME OF REGISTRANT:                     Cohen & Steers International
                                         Realty Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 PARK AVENUE 10TH FLOOR
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  John E. McLean
                                         280 PARK AVENUE 10TH FLOOR
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007


Cohen & Steers International Realty Fund
--------------------------------------------------------------------------------------------------------------------------
 BENI STABILI SPA, ROMA                                                                      Agenda Number:  701174322
--------------------------------------------------------------------------------------------------------------------------
        Security:  T19807139
    Meeting Type:  OGM
    Meeting Date:  19-Apr-2007
          Ticker:
            ISIN:  IT0001389631
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       20 APR 2007.  CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED.  THANK
       YOU.

1.     Receive the financial statements as at 31 DEC             Mgmt          For                            For
       2006 and report on the operations of the Board
       of Directors, report of the Board of Statutory
       Auditors on the balance sheet ending 31 DEC
       2006, dividend distribution; inherent and consequent
       resolutions

       PLEASE NOTE THAT FEES: IN ADDITION TO INTESA              Non-Voting    No vote
       SANPAOLO S STANDARD FEES FOR THE ISSUING OF
       COMMUNICATIONS TO THE COMPANIES TO ATTEND THE
       MEETINGS, YOU WILL BE CHARGED DIRECTLY AND
       ON A SEPARATE BASIS WITH THE PROXY AGENT S
       FEES, WHICH RANGE FROM EUR 300 TO EUR 500 PER
       MEETING. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BENI STABILI SPA, ROMA                                                                      Agenda Number:  701265414
--------------------------------------------------------------------------------------------------------------------------
        Security:  T19807139
    Meeting Type:  MIX
    Meeting Date:  26-Jun-2007
          Ticker:
            ISIN:  IT0001389631
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 JUN 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Appoint the Directors after  fixing their number          Mgmt          Against                        Against
       and the period of their Office and fixing fees
       to the same

E.A    Amend  the following Articles of the By-Laws:             Mgmt          For                            For
       No. 13, No. 18, No. 20, pursuant to the legislative
       Law No. 58 of 1998 and the following amendments
       to the same as modified by the Law No. 262
       of 2005 and the Legislative Decree No. 303
       of 2006

E.B    Amend the Articles 14, 16 and 18, proposed by             Mgmt          For                            For
       the Board of Directors and approve the new
       By-Laws updated in compliance with the proposed
       amendments; inherent and consequent resolutions

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF RECORD DATE. PLEASE ALSO NOTE THE NEW CUT-OFF
       IS 15 JUN 2007. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 BOARDWALK REAL ESTATE INVESTMENT TRU                                                        Agenda Number:  932676212
--------------------------------------------------------------------------------------------------------------------------
        Security:  096631106
    Meeting Type:  Annual and Special
    Meeting Date:  10-May-2007
          Ticker:  BOWFF
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO FIX THE NUMBER OF TRUSTEES TO BE ELECTED               Mgmt          For                            For
       AT THE MEETING AT NOT MORE THAN SIX (6).

02     DIRECTOR
       ARTHUR L. HAVENER, JR.                                    Mgmt          For                            For
       DAVID V. RICHARDS                                         Mgmt          For                            For
       AL W. MAWANI                                              Mgmt          For                            For
       JAMES R. DEWALD                                           Mgmt          For                            For
       SAM KOLIAS                                                Mgmt          For                            For
       ERNIE W. KAPITZA                                          Mgmt          For                            For

03     APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE               Mgmt          For                            For
       AUDITORS OF THE TRUST FOR THE ENSUING YEAR
       AT A REMUNERATION TO BE FIXED BY THE TRUSTEES.

04     TO APPROVE THE RATIFICATION OF DEFERRED UNIT              Mgmt          For                            For
       GRANTS PURSUANT TO THE DEFERRED UNIT PLAN OF
       THE TRUST, ALL AS MORE PARTICULARLY SET FORTH
       IN THE MANAGEMENT INFORMATION CIRCULAR.

05     THE RE-ADOPTION OF THE UNITHOLDER RIGHTS PLAN             Mgmt          For                            For
       OF THE TRUST, ALL AS MORE PARTICULARLY SET
       FORTH IN THE MANAGEMENT INFORMATION CIRCULAR.

06     ADOPTION OF AMENDMENTS TO THE DECLARATION OF              Mgmt          For                            For
       TRUST CONSTITUTING THE TRUST WHICH ARE CONTEMPLATED
       OR NECESSARY IN CONNECTION WITH THE BUSINESS
       OF THE TRUST, ALL AS MORE PARTICULARLY SET
       FORTH IN THE MANAGEMENT INFORMATION CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 BRITISH LD CO PLC                                                                           Agenda Number:  701023157
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15540118
    Meeting Type:  AGM
    Meeting Date:  14-Jul-2006
          Ticker:
            ISIN:  GB0001367019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and audited           Mgmt          No vote
       reports for the YE 31 MAR 2006

2.     Declare a final dividend for the YE 31 MAR 2006           Mgmt          No vote
       of 11.8 pence per share

3.     Re-elect Sir John Ritblat as a Director                   Mgmt          No vote

4.     Re-elect Mr. Michael Cassidy as a Director                Mgmt          No vote

5.     Re-elect Mr. Robert Swannell as a Director                Mgmt          No vote

6.     Re-elect Dr. Christopher Gibson-Smith as a Director       Mgmt          No vote

7.     Re-elect Mr. David Michels as a Director                  Mgmt          No vote

8.     Re-elect Lord Turnbull as a Director                      Mgmt          No vote

9.     Re-elect Ms. Kate Swann as a Director                     Mgmt          No vote

10.    Elect Mr. Andrew Jones as a Director                      Mgmt          No vote

11.    Elect Mr. Tim Roberts as a Director                       Mgmt          No vote

12.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          No vote

13.    Authorize the Directors to fix the remuneration           Mgmt          No vote
       of the Auditors

14.    Approve the remuneration report as specified              Mgmt          No vote
       in the annual report and accounts 2006 and
       the policy set out therein

15.    Approve to renew the Directors  authority to              Mgmt          No vote
       allot unissued share capital or convertible
       securities of the Company, granted by shareholders
       on 15 JUL 2005 pursuant to Section 80 of the
       Companies Act 1985, of GBP 43,192,578

S.16   Approve to partially waive the pre-emption rights         Mgmt          No vote
       held by existing shareholders which attach
       to future issues for cash of equity securities
       of the Company, by virtue of Section 89 of
       the Companies Act 1985, GBP 6,489,828

S.17   Authorize the Company to exercise its power               Mgmt          No vote
       to purchase 51,918,628 of its own shares, pursuant
       to the Articles of Association of the Company

18.    Approve the new performance plan to be known              Mgmt          No vote
       as The British Land Company PLC Fund Mangers
       Performance Plan  Performance Plan

19.    Approve the new matching share plan to be known           Mgmt          No vote
       as The British Land Company PLC Matching Share
       Plan  Matching Share Plan

20.    Approve the amendments to The British Land Company        Mgmt          No vote
       Long Term Incentive Plan  LTIP

21.    Authorize the Directors of the Company to establish       Mgmt          No vote
       further plans for overseas employees based
       on the Performance Plan and the Matching Share
       Plan but as modified to take account of local
       tax, exchange control and securities laws in
       overseas territories provided that any shares
       made available under such further plans are
       treated as counting against limits on individual
       or overall participation in the Performance
       Plan and the Matching Share Plan respectively




--------------------------------------------------------------------------------------------------------------------------
 BRITISH LD CO PLC                                                                           Agenda Number:  701111279
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15540118
    Meeting Type:  EGM
    Meeting Date:  20-Dec-2006
          Ticker:
            ISIN:  GB0001367019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend, with effect from and including the               Mgmt          For                            For
       first day of the first accounting period following
       the date of this resolution in respect of which
       the Company has given a valid notice under
       Section 109 of the Finance Act 2006, the Articles
       of Association by inserting the new Article
       175 following Article 174, as specified




--------------------------------------------------------------------------------------------------------------------------
 BRIXTON PLC                                                                                 Agenda Number:  701107749
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15932109
    Meeting Type:  EGM
    Meeting Date:  18-Dec-2006
          Ticker:
            ISIN:  GB0001430023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend, with effect from and including the               Mgmt          For                            For
       first day of the first accounting period following
       the date of this resolution in respect of which
       the Company has given a valid notice under
       Section 109 of the Finance Act 2006, the Articles
       of Association with the specified text be inserted
       as a new Part VI and all remaining Articles,
       Parts and the table of contents shall be renumbered
       accordingly; and the Articles 109(a)(v); Article
       149; Article 166 previously numbered 159;
       Article 171 previously numbered 164 and
       Article 186 previously numbered 179 of the
       Articles of Association by deleting in its
       entirety and replaced with the new ones as
       specified




--------------------------------------------------------------------------------------------------------------------------
 BRIXTON PLC                                                                                 Agenda Number:  701214049
--------------------------------------------------------------------------------------------------------------------------
        Security:  G15932109
    Meeting Type:  AGM
    Meeting Date:  17-May-2007
          Ticker:
            ISIN:  GB0001430023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company s annual accounts for the             Mgmt          For                            For
       FYE 31 DEC 2006, together with the Directors
       report and the Auditors  report on those accounts

2.     Receive the Directors  remuneration report for            Mgmt          For                            For
       the FYE 31 DEC 2006 and the Auditors  report
       on the auditable part of the Directors  remuneration
       report

3.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       to hold office from the conclusion of the this
       meeting until the conclusion of the next general
       meeting of the Company at which accounts are
       laid and authorize the Directors to fix the
       Auditors  remuneration

4.     Declare a final dividend for the YE 31 DEC 2006           Mgmt          For                            For
       of 7.9 pence per ordinary share

5.     Re-elect Mr. Louise Patten as a Director                  Mgmt          Abstain                        Against

6.     Re-elect Mr. Tim Wheeler as a Director                    Mgmt          For                            For

7.     Re-elect Mr. Stephen Harris as a Director                 Mgmt          For                            For

8.     Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and pursuant to Section
       80 of the Companies Act 1985 the Act, to
       allot relevant securities Section 94 of the
       Act up to an aggregate nominal value of GBP
       12,343,610 being the Company s unissued ordinary
       share capital; Authority expires at the end
       of 5 years; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.9    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and subject to the passing
       of Resolution 8 and pursuant to Section 95
       of the Companies Act 1985 the Act, to allot
       equity securities Section 94(2) of the Act,
       for cash pursuant to the authority conferred
       by Resolution 8, disapplying the statutory
       pre-emption rights Section 89(1) of the Act,
       provided that this power is limited to the
       allotment of equity securities: i) up to an
       aggregate nominal amount of GBP 3,377,819 5%
       of the nominal value of the Company s issued
       share capital; ii) in connection with a rights
       issue in favor of ordinary shareholders; Authority
       expires at the end of 5 years; and the Directors
       may allot equity securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry; the
       power conferred on the Directors by this resolution
       shall also apply to a sale of treasury shares,
       which is allotment of equity securities by
       virtue of Section 93 (3A) of the Act

S.10   Authorize the Company to make purchases of its            Mgmt          For                            For
       own shares

S.11   Adopt the Company s new Articles of Association           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CA-IMMOBILIEN-ANLAGEN AG                                                                    Agenda Number:  701243608
--------------------------------------------------------------------------------------------------------------------------
        Security:  A1144Q155
    Meeting Type:  AGM
    Meeting Date:  29-May-2007
          Ticker:
            ISIN:  AT0000641352
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual statement of the accounts              Mgmt          Abstain                        Against
       and the report by the Board of Directors and
       the Supervisory Board

2.     Approve the allocation of the net income                  Mgmt          For                            For

3.     Grant Discharge of the Board of Directors and             Mgmt          For                            For
       the Supervisory Board for 2006

4.     Approve the remuneration for the Members of               Mgmt          For                            For
       the Supervisory Board

5.     Elect 2 Members of the Supervisory Board                  Mgmt          For                            For

6.     Elect the Auditors for 2007                               Mgmt          For                            For

7.     Authorize the Board of Directors to issue convertible     Mgmt          For                            For
       bonds with a total nominal value of upto EUR
       317.185.011 and to grant the holders of those
       bonds the right to convert them into upto 43.629.300
       shares of the Company

8.     Approve to increase the initial capital by up             Mgmt          For                            For
       to EUR 317.185.011 by issuing up 43.629.300
       shares for the granting of the conversion rights
       and amend the Bylaws Paragraph 4 accordingly

9.     Authorize the Board of Directors within 5 years           Mgmt          Against                        Against
       after registration to increase the share capital
       by upto EUR 317.185.011 against contribution
       in kind or cash by issuing upto 43.629.300
       new shares with or without preemptive rights
       for shareholders and to fix the terms of the
       capital increase in accordance with the Supervisory
       Board and authorize the Supervisory Board to
       amend the Bylaws accordingly

10.    Approve the cancellation of authorized to Buy             Mgmt          For                            For
       Back own shares and the new authorized of the
       Board of Directors to Buy Back own share within
       18 months after registration to the extent
       of maximum 10% of the share capital and also
       authorize the Board of Directors to collect
       the own shares or for any other usage, to sell
       those shares by other means than the Stock
       Exchange or a Public offer

11.    Amend the Company charta                                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  701178003
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  EGM
    Meeting Date:  27-Apr-2007
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          For                            For
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 the Companies Act,
       to purchase or otherwise acquire ordinary shares
       in the capital of the Company Shares not
       exceeding in aggregate the Maximum Limit as
       hereafter defined, at such price or prices
       as may be determined by the Directors from
       time to time up to the maximum price as hereafter
       defined, whether by way of: i) market purchases
       on the Singapore Exchange Securities Trading
       Limited SGX-ST and/or any other stock exchange
       on which the Shares may for the time being
       be listed and quoted Other Exchange; and/or
       ii) off-market purchases if effected otherwise
       than on the SGX-ST or, as the case may be,
       Other Exchange in accordance with any equal
       access schemes as may be determined or formulated
       by the Directors as they consider fit, which
       schemes shall satisfy all the conditions
       prescribed by the Companies Act, and otherwise
       in accordance with all other laws and regulations
       and rules of the SGXST or, as the case may
       be, Other Exchange as may for the time being
       be applicable; Authority expires the earlier
       at the conclusion of the next AGM of the Company
       is held or the date by which the next AGM of
       the Company is required by Law to be held;
       and authorize the Directors of the Company
       and/or any of them to complete and do all such
       acts and things including executing such documents
       as may be required as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated and/or authorized
       by this resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE.  IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS.  THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CAPITALAND LTD                                                                              Agenda Number:  701179120
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y10923103
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2007
          Ticker:
            ISIN:  SG1J27887962
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors  report and               Mgmt          For                            For
       the audited financial statements for the YE
       31 DEC 2006 and the Auditors  report thereon

2.     Declare the following dividends for the YE 31             Mgmt          For                            For
       December 2006: a) a first and final dividend
       of 7.00c per share, of which up to 3.97c will
       be less Singapore income tax at 18% and the
       balance will be 1-tier; and b) a special 1-tier
       dividend of 5.00c per share

3.     Approve the Directors  fees of SGD 1,081,003              Mgmt          For                            For
       for the YE 31 DEC 2006

4.i    Re-appoint Dr. Hu Tsu Tau as a Director, who              Mgmt          For                            For
       retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, until the next
       AGM

4.ii   Re-appoint Mr. Hsuan Owyang as a Director, who            Mgmt          For                            For
       retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, until the next
       AGM

4.iii  Re-appoint Mr. Lim Chin Beng as a Director,               Mgmt          For                            For
       who retires under Section 153(6) of the Companies
       Act, Chapter 50 of Singapore, until the next
       AGM

5.i    Re-elect Mr. Liew Mun Leong as a Director, who            Mgmt          Against                        Against
       retires by rotation pursuant to Article 95
       of the Articles of Association of the Company

5.ii   Re-elect Mr. Richard Edward Hale as a Director,           Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

5.iii  Re-elect Mr. Peter Seah Lim Huat as a Director,           Mgmt          For                            For
       who retires by rotation pursuant to Article
       95 of the Articles of Association of the Company

6.     Re-elect Prof. Kenneth Stuart Courtis, as a               Mgmt          For                            For
       Director, who retires pursuant to Article 101
       of the Articles of Association of the Company

7.     Re-appoint Messrs. KPMG as the Auditors of the            Mgmt          For                            For
       Company and authorize the Directors to fix
       their remuneration

8.     Transact other ordinary business                          Mgmt          Against                        Against

9.A    Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 of Singapore, to: a) i) issue shares in
       the capital of the Company shares whether
       by way of rights, bonus or otherwise; and/or
       ii) make or grant offers, agreements or options
       collectively, Instruments that might or would
       require shares to be issued, including but
       not limited to the creation and issue of as
       well as adjustments to warrants, debentures
       or other instruments convertible into shares,
       at any time and upon such terms and conditions
       and for such purposes and to such persons as
       the Directors may in their absolute discretion
       deem fit; and b) notwithstanding the authority
       conferred by this resolution may have ceased
       to be in force issue shares in pursuance of
       any instrument made or granted by the Directors
       while this resolution was in force, provided
       that: 1) the aggregate number of shares to
       be issued pursuant to this resolution including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this Resolution
       does not exceed 50% of the issued shares in
       the capital of the Company as calculated in
       accordance with this resolution, of which
       the aggregate number of shares to be issued
       other than on a pro rata basis to shareholders
       of the Company including shares to be issued
       in pursuance of Instruments made or granted
       pursuant to this resolution does not exceed
       20% of the issued shares in the capital of
       the Company as calculated in accordance this
       resolution; 2) subject to such manner of
       calculation as may be prescribed by the Singapore
       Exchange Securities Trading Limited SGX-ST
       for the purpose of determining the aggregate
       number of shares that may be issued, the percentage
       of issued shares shall be based on the number
       of issued shares in the capital of the Company
       at the time this Resolution is passed, after
       adjusting for: i) new shares arising from the
       conversion or exercise of any convertible securities
       or share options or vesting of share awards
       which are outstanding or subsisting at the
       time this resolution is passed; and ii) any
       subsequent consolidation or subdivision of
       shares; and 3) in exercising the authority
       conferred by this Resolution, the Company shall
       comply with the provisions of the Listing Manual
       of the SGX-ST for the time being in force (unless
       such compliance has been waived by the SGX-ST)
       and the Articles of Association for the time
       being of the Company; Authority expires the
       earlier at the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by Law to be held

9.B    Authorize the Directors to: a) offer and grant            Mgmt          Against                        Against
       options in accordance with the provisions of
       the Capita Land Share Option Plan Share Option
       Plan and/or to grant awards in accordance
       with the provisions of the Capita Land Performance
       Share Plan Performance Share Plan and/or
       the Capita Land Restricted Stock Plan Restricted
       Stock Plan the Share Option Plan, the Performance
       Share Plan and the Restricted Stock Plan, together
       the Share Plans; and b) allot and issue from
       time to time such number of shares in the Company
       as may be required to be issued pursuant to
       the exercise of options under the Share Option
       Plan and/or such number of fully paid shares
       in the Company as may be required to be issued
       pursuant to the vesting of awards under the
       Performance Share Plan and/or the Restricted
       Stock Plan, provided that the aggregate number
       of shares to be issued pursuant to the Share
       Plans not exceeding 15% of the total issued
       shares in the capital of the Company from time
       to time




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701101305
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1292D109
    Meeting Type:  EGM
    Meeting Date:  05-Dec-2006
          Ticker:
            ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve, subject to the passing of Resolution             Mgmt          For                            For
       S.4, pursuant to Clause 31.1 of the Trust Deed
       constituting Champion REIT dated 26 APR 2006
       the  Trust Deed ) entered into between Eagle
       Asset Management  CP  Limited, as the Manager
       the  Manager   of Champion REIT, and HSBC
       Institutional Trust Services  Asia  Limited,
       as Trustee of Champion REIT  the  Trustee
       , to delete the Clauses 7.2.2 and 7.2.3 of
       the Trust Deed and replace with the new text
       as specified and pursuant to Clause 31.1 of
       the Trust Deed delete Clause 7.2.4 of the Trust
       Deed in its entirety and authorize the Manager,
       any Director of the Manager and the Trustee
       to complete and do or cause to be done all
       such acts and things  including executing all
       such documents as may be required  as the Manager,
       such Director of the Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendments
       in relation to Clauses 7.2.2, 7.2.3 and 7.2.4
       of the Trust Deed

S.2    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, Schedule 1 to the Trust Deed by inserting
       the new Paragraph as specified immediately
       after Paragraph 3.7 of Schedule 1 to the Trust
       Deed; and authorize the Manager, any Director
       of the Manager and the Trustee to complete
       and do or cause to be done all such acts and
       things  including executing all such documents
       as may be required  as the Manager, such Director
       of the Manager or the Trustee, as the case
       may be, may consider expedient or necessary
       or in the interests of Champion REIT to give
       effect to the above amendment in relation to
       Schedule 1 to the Trust Deed

S.3    Amend, subject to the passing of resolution               Mgmt          Against                        Against
       S.1, pursuant to Clause 31.1 of the Trust Deed,
       Clause 7.1.6 of the Trust Deed by deleting
       in its entirety and replacing with the new
       text as specified; and authorize the Manager,
       any Director of the Manager and the Trustee
       to complete and do or cause to be done all
       such acts and things  including executing all
       such documents as may be required  as the Manager,
       such Director of the Manager or the Trustee,
       as the case may be, may consider expedient
       or necessary or in the interests of Champion
       REIT to give effect to the above amendment
       in relation to Clause 7.1.6 of the Trust Deed

S.4    Amend, pursuant to Clause 31.1 of the Trust               Mgmt          For                            For
       Deed, the definition of  Code  in Clause 1.1
       of the Trust Deed by deleting in its entirety
       and replacing with the new text as specified;
       and authorize the Manager, any Director of
       the Manager and the Trustee to complete and
       do or cause to be done all such acts and things
       including executing all such documents as
       may be required  as the Manager, such Director
       of the Manager or the Trustee, as the case
       may be, may consider expedient or necessary
       or in the interests of Champion REIT to give
       effect to the above amendments in relation
       to Clause 1.1 of the Trust Deed




--------------------------------------------------------------------------------------------------------------------------
 CHAMPION REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701119388
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y1292D109
    Meeting Type:  EGM
    Meeting Date:  03-Jan-2007
          Ticker:
            ISIN:  HK2778034606
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: the acquisition by Champion REIT through        Mgmt          For                            For
       Elegant Wealth Limited, a Company indirectly
       wholly-owned and controlled by HSBC Institutional
       Trust Services Asia Limited, in its capacity
       as Trustee of Champion REIT the Trustee,
       of the whole of the 34th, 36th and 37th Floors
       of Citibank Tower and private carparking spaces
       Nos. 39, 40 and 41 on the second basement of
       Citibank Plaza, located at 3 Garden Road, Central,
       Hong Kong the New Property as specified and
       on the terms and conditions set out in the
       Conditional Sale and Purchase Agreement dated
       11 DEC 2006 Agreement, and entered into by
       Elegant Wealth Limited, Fair Page Limited the
       Vendor, Kerry Properties Limited as the Guarantor
       of the Vendor, and the Trustee as the Guarantor
       of Elegant Wealth Limited, and for payment
       of all fees and expenses relating to the acquisition
       of the New Property; and that Eagle Asset Management
       CP Limited, in its capacity as the Manager
       of Champion REIT the Manager, issue 50,880,000
       new units in Champion REIT the Consideration
       Units to the Vendor or its nominated person
       at HKD 5.10 per unit as partial payment of
       the consideration for the acquisition of the
       new property on the terms and conditions as
       specified; and authorize the Manager, any Director
       of the Manager and the Trustee to complete
       and do or cause to be done all such acts and
       things including executing all such documents
       as may be required as the Manager, such Director
       of the Manager or, as the case may be, the
       Trustee may consider expedient or necessary
       or in the interests of Champion REIT to give
       effect to each of the Acquisition and the issue
       of Consideration Units in connection with the
       Acquisition




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG (HOLDINGS) LTD                                                                  Agenda Number:  701216447
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y13213106
    Meeting Type:  AGM
    Meeting Date:  17-May-2007
          Ticker:
            ISIN:  HK0001000014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements,     Mgmt          For                            For
       the report of the Directors and the Independent
       Auditor s report for the YE 31 DEC 2006

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Elect Mr. Ip Tak Chuen, Edmond as a Director              Mgmt          For                            For

3.2    Elect Ms. Woo Chia Ching, Grace as a Director             Mgmt          For                            For

3.3    Elect Mr. Chiu Kwok Hung, Justin as a Director            Mgmt          For                            For

3.4    Elect Mr. Chow Kun Chee, Roland as a Director             Mgmt          For                            For

3.5    Elect Mr. Yeh Yuan Chang, Anthony as a Director           Mgmt          For                            For

3.6    Elect Mr. Chow Nin Mow, Albert as a Director              Mgmt          For                            For

3.7    Elect Dr. Wong Yick-ming, Rosanna as a Director           Mgmt          For                            For

3.8    Elect Mr. Kwan Chiu Yin, Robert as a Director             Mgmt          For                            For

4.     Appoint Messrs. Deloitte Touche Tohmatsu as               Mgmt          For                            For
       the Auditors and authorize the Directors to
       fix their remuneration

5.1    Authorize the Directors to issue and dispose              Mgmt          Against                        Against
       of additional shares not exceeding 20% of the
       existing issued share capital of the Company
       at the date of this resolution until the next
       AGM Relevant Period, such mandate to include
       the granting of offers or options including
       bonds and debentures convertible into shares
       of the Company which might be exercisable
       or convertible during or after the Relevant
       Period

5.2    Authorize the Directors, subject to this resolution,      Mgmt          For                            For
       during the Relevant Period as specified to
       repurchase shares of HKD 0.50 each in the capital
       of the Company in accordance with all applicable
       laws and the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited or of any other stock
       exchange as amended from time to time, the
       aggregate nominal amount of shares of the Company
       to be repurchased by the Company pursuant to
       the approval in this resolution shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of this resolution, and the said approval
       shall be limited accordingly; Authority expires
       at earlier of the conclusion of the next AGM
       of the Company; or the expiration of the period
       within which the next AGM of the Company is
       required by Law to be held

5.3    Authorize the Directors to issue and dispose              Mgmt          Against                        Against
       of additional shares pursuant to Resolution
       5.1 as specified be extended by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company under the
       authority granted pursuant to Resolution 5.2
       as specified, provided that such amount shall
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       at the date of the said resolution

S.6    Amend by deleting the existing Article 94 in              Mgmt          For                            For
       its entirety and substituting with the new
       Article of the Company s Articles of Association,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 CORIO NV                                                                                    Agenda Number:  701199223
--------------------------------------------------------------------------------------------------------------------------
        Security:  N2273C104
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2007
          Ticker:
            ISIN:  NL0000288967
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 16 APR 2007. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening and announcements                                 Non-Voting    No vote

2.     Receive the report of the Management Board on             Non-Voting    No vote
       the 2006 FY

3.     Adopt the financial statements for the 2006               Mgmt          For                            For
       FY

4.     Adopt the dividend for 2006 FY                            Mgmt          For                            For

5.     Grant discharge the Management Board for the              Mgmt          For                            For
       2006 FY

6.     Grant discharge the Supervisory Board for the             Mgmt          For                            For
       2006 FY

7.     Amend the remuneration of the Supervisory Board           Mgmt          For                            For

8.     Announcement of the intended appointment of               Non-Voting    No vote
       Mr. J.G. Haars as a Member of the Management
       Board

9.     Any other business                                        Non-Voting    No vote

10.    Closing                                                   Non-Voting    No vote

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF DIRECTOR NAME. PLEASE ALSO NOTE THE NEW
       CUT-OFF IS 13 APR 2007. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DAWNAY DAY TREVERIA PLC, ISLE OF MAN                                                        Agenda Number:  701103563
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2759M103
    Meeting Type:  EGM
    Meeting Date:  29-Nov-2006
          Ticker:
            ISIN:  GB00B0RFL714
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, to increase the authorized share capital         Mgmt          No vote
       of the Company from EUR 6,500,000 to EUR 15,000,000
       by the creation of 850,000,000 new ordinary
       shares to rank pari passu with the existing
       issued ordinary share capital of the Company;
       alter the Memorandum of Association by deleting
       the existing Clause numbered 4 and the substitution
       therefore of the following Clause to be numbered
       4: the share capital of the Company is EUR
       15,000,000 divided into 1,500,000,000 ordinary
       shares of EUR 0.01 each; authorize the Director,
       in accordance with the Article 10 of the Articles
       to exercise all the powers of the Company to
       allot ordinary shares up to an aggregate nominal
       value equal to the authorized but unissued
       share capital of the Company, Authority expires
       at the conclusion of the next AGM; and the
       Company may make an offer or enter into an
       agreement which would or might required ordinary
       shares to be allotted after this authority
       expires; authorize the Company, to make market
       purchases Section 13 of the Companies Act
       1992 of ordinary shares in the capital of
       the company up to 150,000,000 representing
       10% of the nominal share capital of the Company
       immediately following the increase in share
       capital as specified, at a minimum price that
       may be paid for each ordinary shares is EUR
       0.01 nominal value; and not more than 105%
       above the average of the mid-market quotation
       for an ordinary share as derived from the London
       Stock Exchange AIM Supplement to the Daily
       Official List, over the previous 5 business
       days; Authority expires at the conclusion
       of the next AGM of the Company; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 DERWENT LONDON PLC, LONDON                                                                  Agenda Number:  701118540
--------------------------------------------------------------------------------------------------------------------------
        Security:  G27300105
    Meeting Type:  EGM
    Meeting Date:  08-Jan-2007
          Ticker:
            ISIN:  GB0002652740
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: the merger with London Merchant Securities       Mgmt          For                            For
       Plc; and to increase the authorized share capital
       of the Company from GBP 3,550,000 to GBP 6,036,850;
       and authorize the Directors of the Company
       to issue equity with pre-emptive rights up
       to GBP 2,486,850 in connection with the merger

2.     Approve the increase in the remuneration of               Mgmt          For                            For
       Non-Executive Directors of the Company to GBP
       400,000

S.3    Approve to change the name of the Company to              Mgmt          For                            For
       Derwent London Plc




--------------------------------------------------------------------------------------------------------------------------
 DERWENT LONDON PLC, LONDON                                                                  Agenda Number:  701228896
--------------------------------------------------------------------------------------------------------------------------
        Security:  G27300105
    Meeting Type:  AGM
    Meeting Date:  23-May-2007
          Ticker:
            ISIN:  GB0002652740
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       accounts for the YE 31 DEC 2006 and the Independent
       Auditor s report thereon

2.     Approve the report of the remuneration committee          Mgmt          For                            For
       for the YE 31 DEC 2006

3.     Re-elect Mr. Nigel Q. George as a Director                Mgmt          For                            For

4.     Re-elect Mr. Paul M. Williams as a Director               Mgmt          For                            For

5.     Re-elect Mr. Simon J. Neathercoat as a Director           Mgmt          For                            For

6.     Elect Mr. Stuart A. Corbyn as a Director                  Mgmt          For                            For

7.     Elect Mrs. June De Moller as a Director                   Mgmt          For                            For

8.     Elect The Hon. Robert A. Rayne as a Director              Mgmt          For                            For

9.     Elect Mr. Nick R. Friedlos as a Director                  Mgmt          For                            For

10.    Elect Mr. Donald Newell as a Director                     Mgmt          For                            For

11.    Re-appoint BDO Stoy Hayward LLP as the Auditors           Mgmt          For                            For
       and authorize the Directors to determine its
       remuneration

12.    Approve, the Company may serve any notice or              Mgmt          For                            For
       send or supply and other document or information
       to a Member by making the notice document or
       information available on a website or by sending
       or supplying it in electronic form Section
       1168 of the Companies Act 2006

13.    Authorize the Directors, to allot relevant securities     Mgmt          For                            For
       Section 80 of the Companies Act 1985 up to
       an aggregate nominal amount of GBP 1,676,112;
       Authority expires at the conclusion of next
       AGM of the Company; and the Directors may
       allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities Section 94 of the said Act for
       cash pursuant to the authority conferred by
       resolution and/or where such allotment constitutes
       an allotment of equity securities by virtue
       of Section 94(3A) of the said Act, disapplying
       the statutory pre-emption rights Section 89(1)
       of the said Act, provided that this power
       is limited to the allotment of equity securities:
       i) in connection with a rights issue, open
       offer or other offers in favor of ordinary
       shareholders; and ii) up to an aggregate nominal
       amount of GBP 251,416,80; Authority expires
       at the conclusion of the next AGM of the Company;
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.15   Authorize the Company, to make market purchases           Mgmt          For                            For
       Section 163(3) of the Companies Act 1985
       of upto 10,056,672 ordinary shares of 5p each
       in the capital of the Company, at a minimum
       price of 5p and up to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days, the price
       stipulated by Article 5(1) of the buy-back
       and Stabilization Regulation EC No. 2273/2003;
       Authority expires at the conclusion of the
       next AGM of the Company after passing of this
       resolution; before that the Company may make
       a contract to purchase ordinary shares which
       will or may be executed wholly or partly after
       such expiry




--------------------------------------------------------------------------------------------------------------------------
 DERWENT LONDON PLC, LONDON                                                                  Agenda Number:  701275996
--------------------------------------------------------------------------------------------------------------------------
        Security:  G27300105
    Meeting Type:  EGM
    Meeting Date:  26-Jun-2007
          Ticker:
            ISIN:  GB0002652740
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend Article 124A under Section 109 of the               Mgmt          For                            For
       Finance Act 2006 of the Articles of Association,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE WOHNEN AG, FRANKFURT/MAIN                                                          Agenda Number:  701030570
--------------------------------------------------------------------------------------------------------------------------
        Security:  D2046U176
    Meeting Type:  AGM
    Meeting Date:  10-Aug-2006
          Ticker:
            ISIN:  DE000A0HN5C6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS  20 JUL 2006, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2005 FY with the report
       on the Company's situation, the report of the
       Supervisory Board, the Group financial statements
       and Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 35,000,000 as follows: payment
       of a dividend of EUR 8.75 per no-par share;
       Ex-dividend and payable date: 11 AUG 2006

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the abbreviated           Mgmt          For                            For
       FY from 01 JAN 2006 to 30 JUN 2006: KPMG Deutsche
       Treuhand-Gesellschaft AG, Frankfurt

6.     Resolution on the change of the FY: the FY being          Mgmt          For                            For
       changed to correspond to the calendar year,
       the period from 01 JUL 2006 to 31 DEC 2006
       being an abbreviated FY

7.     Appointment of the Auditors for the abbreviated           Mgmt          For                            For
       FY from 01 JUL 2006 to 31 DEC 2006: Ernst +
       Young AG, Frankfurt

8.     Elections to the Supervisory Board                        Mgmt          For                            For

9.     Resolution on the remuneration for the Members            Mgmt          For                            For
       of the Supervisory Board for the 2005 FY, the
       Members of the Supervisory Board shall receive
       the remuneration determined by the shareholders
       meeting 2001, for the abbreviated FY from 01
       JAN 2006 to 30 JUN 2006, the Members of the
       Supervisory Board shall receive half of the
       remuneration determined by the shareholders
       meeting 2001

10.    Resolution on the future remuneration for Members         Mgmt          For                            For
       of the Supervisory Board and the corresponding
       amendment to the Articles of Association, each
       Member of the Supervisory Board shall receive
       a fixed annual remuneration of EUR 10,000,
       the Chairman shall receive twice, the Deputy
       Chairman one and a half times, this amount

11.    Resolution on a capital increase from Company             Mgmt          For                            For
       reserves, a stock split, and the corresponding
       amendments to the Articles of Association,
       the share capital of EUR 10,225,837.62 shall
       be increased by EUR 9,774,162.38 to EUR 20,000,000
       through the conversion of capital reserves
       of EUR 9,774,162.38 without the issue of new
       shares; the Company's share capital of EUR
       20,000,000 divided into 4,000,000 no-par shares
       shall then be redenominated by way of a 5-for-1
       stock split into 20,000,000 no-par shares with
       a theoretical par value of EUR 1 each

12.    Resolution on the creation of authorized capital          Mgmt          Against                        Against
       and the corresponding amendment to the Articles
       of Association: the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to increase the Company's
       share capital by up to EUR 10,000,000 through
       the issue of up to 10,000,000 new bearer no-par
       shares against payment in cash or kind, on
       or before 09 AUG 2011, shareholders shall be
       granted subscription rights except for a capital
       increase of up to 10% of the Company's share
       capital against payment in cash if the new
       shares are issued at a price not materially
       below their market price, for a capital increase
       against payment in kind in connection with
       acquisitions, for the granting of such rights
       to bondholders or holder of profit-sharing
       rights, and for residual amount

13.    Resolution on the authorization to issue convertible      Mgmt          For                            For
       or warrant bonds or profit-sharing rights,
       the creation of contingent capital, and the
       corresponding amendment to the Articles of
       Association; the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to issue bonds or profit-sharing
       rights of up to EUR 500,000,000, having a term
       of up to 20 years and conferring convertible
       and/or option rights for new shares of the
       Company, on or before 09 AUG 2011 shareholders
       shall be granted subscription rights except
       for the issue of bonds or profit-sharing rights
       conferring convertible or option rights or
       profit-sharing rights for shares of the Company
       of up to 10 pct of its share capital if such
       bonds or profit-sharing rights are issued at
       a price not materially below their theoretical
       market value, for residual amounts, for the
       granting of such rights to other bondholders,
       and for the issue of bonds or profit-sharing
       rights against payment in kind the Company's
       share capital shall be increased accordingly
       by up to EUR 10,000,000 through the issue of
       up to 10,000,000 new bearer no-par shares,
       insofar as convertible and/or option rights
       are exercised

14.    Authorization to acquire own shares: the Company          Mgmt          For                            For
       shall be authorized to acquire up to 2,000,000
       own shares, at prices neither more than 10%
       above, nor more than 20% below, the market
       price of the shares, on or before 09 FEB 2008;
       the Board of Managing Directors shall be authorized
       to dispose of the shares in a manner other
       than the stock exchange or an offer to all
       shareholders if the shares are sold at a price
       not materially below their market price, to
       use the shares in connection with mergers and
       acquisitions or for satisfying convertible
       or option rights, and to retire the shares

15.    Approval of the control transfer agreement with           Mgmt          For                            For
       the Company's wholly-owned subsidiary Rhein-Pfalz
       Wohnen GmbH, effective upon its entry into
       the commercial register of Rhein-Pfalz Wohnen
       GmbH

16.    Amendments to the Articles of Association in              Mgmt          For                            For
       connection with the Law on Company Integrity
       and the Modernization of the Right to Set Aside
       Resolutions  UMAG  as follows: Section 10(3),
       regarding the audiovisual transmission of the
       shareholders meeting; Section 10(4), regarding
       shareholders meeting being convened at least
       30 days before the shareholder deadline for
       registering to attend the meeting; Section
       10(5)-(8), regarding holders of registered
       shares being obliged to have their name entered
       in the Company's share register and to register
       with the Company at least 7 days prior to the
       meeting if they want to attend the shareholders
       meeting and shareholders of ordinary shares
       being obliged to register with the company
       at least seven days prior to the meeting date
       and registration including proof of shareholding
       as per the statutory record date Section 10(3)-(10),
       regarding the Chairman of the shareholders
       meeting being authorized to limit the time
       for questions and answers at shareholders'
       meetings




--------------------------------------------------------------------------------------------------------------------------
 DEUTSCHE WOHNEN AG, FRANKFURT/MAIN                                                          Agenda Number:  701090728
--------------------------------------------------------------------------------------------------------------------------
        Security:  D2046U176
    Meeting Type:  OGM
    Meeting Date:  07-Dec-2006
          Ticker:
            ISIN:  DE000A0HN5C6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 16 NOV 2006, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the abbreviated 2006 FY with
       the report of the Supervisory Board, the Group
       financial statements and the Group annual report

2.     Resolution on the appropriation of the dis-tributable     Mgmt          For                            For
       profit of EUR 17,600,000 as follows: payment
       of a dividend of EUR 0.88 per no-par share
       ex-dividend and payable date: 08 DEC 2006

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Amendment to the Articles of Association in               Mgmt          For                            For
       respect of the Group financial statements being
       treated analogously to the Company financial
       statements




--------------------------------------------------------------------------------------------------------------------------
 DEVELOPMENT SECURITIES PLC                                                                  Agenda Number:  701213807
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2740B125
    Meeting Type:  AGM
    Meeting Date:  15-May-2007
          Ticker:
            ISIN:  GB0002668464
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       financial statements for the YE 31 DEC 2006

2.     Approve the remuneration report as specified              Mgmt          For                            For

3.     Re-elect Mr. M.H. Marx as a Director                      Mgmt          For                            For

4.     Re-elect Mr. M.S. Weiner as a Director                    Mgmt          For                            For

5.     Elect Mr. D.S. Jenkins as a Director                      Mgmt          For                            For

6.     Declare a final dividend                                  Mgmt          For                            For

7.     Re-appoint Ernst and Young LLP as the Auditors            Mgmt          For                            For
       and authorize the Directors to determine their
       remuneration

8.     Authorize the Company, in accordance with the             Mgmt          For                            For
       Article 42 of its Articles of Association and
       Part V of the Companies Act 1985 the Act,
       to make market purchases Section 163 of the
       Act of up to 6,066,000 ordinary shares, the
       minimum price which may be paid for such shares
       is the nominal value per share exclusive of
       expenses and up to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days; Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2008 or 14 AUG 2008;
       the Company before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.9    Authorize the Directors, pursuant to and in               Mgmt          For                            For
       accordance with Section 80 of the Companies
       Act 1985, to allot relevant securities up to
       an aggregate nominal amount of GBP 7,058,999;
       Authority expires the earlier of the conclusion
       of the next AGM of the Company or 14 AUG 2008;
       and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.10   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities Section 94 of the Act pursuant
       to the authority conferred by Resolution 9,
       disapplying the statutory pre-emption rights
       Section 89 of the Act, provided that this
       power is limited to the allotment of equity
       securities: a) in connection with a rights
       issue in favor of ordinary shareholders; b)
       up to an aggregate nominal amount of GBP 1,017,791;
       Authority expires the earlier of the conclusion
       of the AGM of the Company in 2008 or 14 AUG
       2008; and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry




--------------------------------------------------------------------------------------------------------------------------
 EUROCASTLE INVESTMENTS LTD, GUERNSEY                                                        Agenda Number:  701247668
--------------------------------------------------------------------------------------------------------------------------
        Security:  G3222A106
    Meeting Type:  AGM
    Meeting Date:  05-Jun-2007
          Ticker:
            ISIN:  GB00B01C5N27
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the profit and loss account           Mgmt          Against                        Against
       and balance sheet of the Company and the reports
       of the Directors and the Auditors thereon for
       the YE 31 DEC 2006

2.     Re-elect Mr. Wesley R. Edens as a Director                Mgmt          For                            For

3.     Re-elect Mr. Paolo Giorgio Bassi as a Director            Mgmt          For                            For

4.     Re-appoint Ernst & Young LLP, I More London               Mgmt          For                            For
       Place, London, SE1 2AF, United Kingdom as the
       Auditors of the Company to hold office from
       the conclusion of this meeting until the conclusion
       of the next general meeting at which accounts
       are laid before the Company and authorize the
       Directors to determine their remuneration




--------------------------------------------------------------------------------------------------------------------------
 FONCIERE DES REGIONS, METZ                                                                  Agenda Number:  701066551
--------------------------------------------------------------------------------------------------------------------------
        Security:  F42399109
    Meeting Type:  MIX
    Meeting Date:  23-Oct-2006
          Ticker:
            ISIN:  FR0000064578
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       A Verification Period exists in France. Please            Non-Voting    No vote
       see http://ics.adp.com/marketguide for complete
       information.  Verification Period:  Registered
       Shares: 1 to 5 days prior to the meeting date,
       depends on company s by-laws.  Bearer Shares:
       6 days prior to the meeting date.    French
       Resident Shareowners must complete, sign and
       forward the Proxy Card directly to the sub
       custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:     Proxy
       Cards: ADP will forward voting instructions
       to the Global Custodians that have become Registered
       Intermediaries, on ADP Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact ADP.
       Trades/Vote Instructions: Since France maintains
       a Verification Period, for vote instructions
       submitted that have a trade transacted (sell)
       for either the full security position or a
       partial amount after the vote instruction has
       been submitted to ADP and the Global Custodian
       advises ADP of the position change via the
       account position collection process, ADP has
       a process in effect which will advise the Global
       Custodian of the new account position available
       for voting. This will ensure that the local
       custodian is instructed to amend the vote instruction
       and release the shares for settlement of the
       sale transaction. This procedure pertains to
       sale transactions with a settlement date prior
       to Meeting Date + 1

O.1    Receive the Executive Committee s report, acknowledging   Mgmt          For                            For
       that, after the dividend decided by the shareholders
       general meeting of 11 APR 2006 was paid; the
       balance of the  retained earnings  account
       amounts to EUR 45,506.42, decides to proceed
       with an extraordinary distribution of a dividend
       of EUR 2.00 per share, i.e. an overall dividend
       of EUR 34,753,864.00 withheld from the  retained
       earnings  account up to all the sums allocated
       to this account and up to EUR 34,708,357.58
       from the  additional paid-in capital  account;
       this dividend will be paid on 25 OCT 2006;
       said dividends will entitle to the 40% allowance
       provided by the French General Tax Code the
       amount of the dividends on self-held shares
       held by the Company shall be allocated to the
       retained earnings account

E.2    Receive the merger agreement between the Company          Mgmt          For                            For
       and the Company Bail Investissement Fonciere
       signed on 27 JUL 2006 providing for the contributions
       by Bail Investissement Fonciere of all its
       assets; with the corresponding taking-over
       of allits liabilities amounting to EUR 886,341,620.00,
       approve all the provisions of this merger agreement;
       the exchange ratio of 1 share in the Company
       2 Bail Investissement Fonciere shares and the
       way the merger premium is used; the merger
       of the Company Bail Investissement Fonciere
       by the Company shall be final at the closing
       of the present meeting

E.3    Approve to increase the Company s share capital           Mgmt          For                            For
       by EUR 33,321,903 by the creation of 11,107,301
       new shares of a par value of EUR 3.00 each;
       these new shares will be assimilated in all
       respects to the existing shares, will have
       the same rights and will bear the same charges;
       they will not grant entitlement to the dividend
       decided by the first resolution; the difference
       between the amount of the total net assets
       contributed of EUR 886,341,620.00 and the amount
       of the share capital increase of EUR 33,321,903.00,
       estimated at EUR 327,676,139.00, will be credited
       to a merger premium account; for an amount
       of EUR 525,343,578.00 moreover; the difference
       between the amount of the book net value of
       the Bail Investissement Fonciere shares held
       by the Company of EUR 403,918,003.00 and the
       quota of the net assets contributed by Bail
       Investissement Fonciere i.e. EUR 327,676,139.00,
       will form the capital loss on transferred shares
       and will be credited to the Companys balance
       sheet assets and allocated to the contributed
       property assets, for an amount of EUR 76,241,861.00

E.4    Authorize the Executive Committee to charge               Mgmt          For                            For
       the merger, the capital increase and the completion
       of the merger costs against the merger premium;
       to deduct from the merger premium the amounts
       necessary to fund the legal reserve

E.5    Amend, pursuant to the Resolution 3, Article              Mgmt          For                            For
       6 of the Bylaws as specified

E.6    Amend Articles 11(1), 11(2), 11(3), 12, 13,               Mgmt          For                            For
       14 and 15 of the Articles of the Bylaws

E.7    Acknowledge the resignation of Messrs. Hans               Mgmt          For                            For
       Joachin Kay, Pierre Dap, Christian Delaire,
       Jean Claude Halb and Pascal Duhamel as Members
       of the Supervisory Board

E.8    Appoint Mr. Julien Ruggieri as a Member of the            Mgmt          Against                        Against
       Supervisory Board for a 6 year period

E.9    Appoint Mr. Herve Semin as a Member of the Supervisory    Mgmt          Against                        Against
       Board for a 6 year period

E.10   Appoint Mr. Banque Populaire De Lorraine Champagne        Mgmt          Against                        Against
       as a Member of the Supervisory Board for a
       6 year period

E.11   Appoint Mr. Bertrand De Feydeau as a Member               Mgmt          Against                        Against
       of the Supervisory Board for a 6 year period

E.12   Appoint Mr. Pierre Latrobe as a Member of the             Mgmt          Against                        Against
       Supervisory Board for a 6 year period

E.13   Appoint Mr. Olivier Plani as a Member of the              Mgmt          Against                        Against
       Supervisory Board for a 6 year period

E.14   Appoint Mr. Francois Trausch as a Member of               Mgmt          Against                        Against
       the Supervisory Board for a 6 year period

E.15   Appoint Mr. Marc Henrion as a Member of the               Mgmt          Against                        Against
       Supervisory Board, for a 6 year period

E.16   Grants powers to the bearer of an original a              Mgmt          For                            For
       copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by law

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE.  IF YOU HAVE ALREADY SENT
       IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS.  THANK YOU. PLEASE NOTE THAT
       THE NEW CUT-OFF IS 16 OCT 2006.




--------------------------------------------------------------------------------------------------------------------------
 FONCIERE DES REGIONS, METZ                                                                  Agenda Number:  701223959
--------------------------------------------------------------------------------------------------------------------------
        Security:  F42399109
    Meeting Type:  EGM
    Meeting Date:  04-May-2007
          Ticker:
            ISIN:  FR0000064578
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX. THANK YOU.                Non-Voting    No vote

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

E.1    Amend the Articles No. 7 and No. 9 of the Bylaws          Mgmt          Against                        Against
       regarding the form of the shares and the rights
       and obligations pertaining to them

E.2    Approve to insert Article no. 9 B of the Bylaws           Mgmt          Against                        Against
       regarding the dividends paid to some shareholders

O.3    Receive the report of the Executive Committee,            Mgmt          For                            For
       the remarks of the Supervisory Board and the
       Auditors  general report and approve the Company
       s financial statements for the YE 31 DEC 2006,
       as presented and showing income of EUR 243,565,939.41;
       accordingly, the shareholders  meeting gives
       permanent discharge to the Managers for the
       performance of their duties during the said
       FY

O.4    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors and approve the consolidated
       financial statements for the said FY in the
       form presented to the meeting, showing net
       consolidated profit of the group of EUR 576,200,000.00

O.5    Approve to decide to fund the legal reserve               Mgmt          For                            For
       by deducting up to EUR 17,264.70 from the additional
       paid-in capital in order to increase the amount
       of the legal reserve to EUR 8,562,534.60

O.6    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and that the income for the FY, increased
       by the retained earnings of EUR 3,000.00, of
       EUR 243,568,939.41, be appropriated as follows;
       (-) dividends: EUR 134,172,145.50, i.e., an
       ordinary dividend of EUR 4.70 per share, for
       the 28,547,265 shares of the Company , (-)
       the balance, EUR 109,396,793.91, to the reserves
       account, and decides; (-) to pay an exceptional
       dividend of EUR 24,104,487.50, i.e. EUR 7.50
       per share, for the 28,547,265 shares of the
       Company , deducted from the reserves account
       after the transfer to this account from the
       additional paid-in capital account, of EUR
       140,000,000.00, withdrawn from the merger premium
       in connection with the merger of bail investissement
       fonciere into the Company; the balance of the
       reserves account, after the payment of the
       exceptional dividend, will amount to EUR 35,292,306.41;
       if one of the resolutions numbered 20 to numbered
       30 is not approved, only the dividend of EUR
       4.70 per share will be paid; therefore, a total
       dividend of EUR 348,276,633.00 will be distributed,
       eligible for the 40% allowance, i.e., EUR 134,172,145.50,
       i.e., EUR 4.70 per share (ordinary dividend),
       EUR 214,104,487.50, i.e., EUR 7.50 per share
       (extraordinary dividend); the Shareholders
       meeting delegates all powers to the Executive
       Committee to take all necessary measures and
       accomplish all necessary formalities; the dividend
       will be paid, as from 07 MAY 2007; the dividend
       withdrawn from the profit of the Company that
       was not tax-deductible, in accordance with
       Article 208 C of the French general tax code,
       amounts to EUR 140,229,904.59

O.7    Receive the special report of the Auditors on             Mgmt          Against                        Against
       agreements governed by Article L.225-86 of
       the French Commercial Code and approve the
       agreements entered into or carried out during
       the last FY

O.8    Authorize the Company to trade on its own shares          Mgmt          Against                        Against
       on the open market, subject to the conditions
       described below: maximum purchase price: EUR
       200.00, maximum number of shares to be acquired:
       10% of the share capital, maximum funds invested
       in the share buybacks: EUR 200,000,000.00;
       this authorization is given for an 18 month
       period, it supersedes the authorization granted
       by the ordinary and extraordinary Shareholders
       meeting of 11 APR 2006 in its resolution number
       6, the Shareholders  meeting delegates all
       powers to the Executive Committee to take all
       necessary measures and accomplish all necessary
       formalities

O.9    Approve to award the total annual fees of EUR             Mgmt          For                            For
       200,000.00 to the Supervisory Board

O.10   Ratify the co-optation of Mr. Louis Blanc as              Mgmt          Against                        Against
       Member of the Supervisory Board, to replace
       Mr. Julien Ruggieri, for the remainder of Mr.
       Julien Ruggieri s term of office, i.e., until
       the OGM, which will deliberate upon the annual
       financial statements for FYE 31 DEC 2011

O.11   Appoint Mr. Charles Ruggieri as Member of the             Mgmt          Against                        Against
       Supervisory Board for a 6-year period

O.12   Appoint the Company Batipart as Member of the             Mgmt          Against                        Against
       Supervisory Board for a 6-year period

O.13   Appoint Mr. Philippe Vidal as Member of the               Mgmt          Against                        Against
       Supervisory Board for a 6-year period

O.14   Appoint the Company Predica as Member of the              Mgmt          Against                        Against
       Supervisory Board for a 6-year period

O.15   Appoint the Company Generali VIE as Member of             Mgmt          Against                        Against
       the Supervisory Board for a 6-year period

O.16   Appoint the Company GMF VIE as Member of the              Mgmt          Against                        Against
       Supervisory Board for a 6-year period

O.17   Approve to renew the appointment of Mr. Pierre            Mgmt          Against                        Against
       Vaquier as Member of the Supervisory Board
       for a 6-year period

O.18   Approve the resignation of the limited liabilities        Mgmt          For                            For
       Company Batsch Argili Et Associes as Statutory
       Auditor and appoint to replace it, the Group
       PIA represented by Mr. Benoit Gillet for a
       6-year period

O.19   Approves the resignation of Mr. Dominique                 Mgmt          For                            For

E.20   Approve the contribution in kind by Delfin to             Mgmt          Against                        Against
       the Company of shares of Beni Stabilli; the
       exchange ratio of 1 new share of the Company
       for 100 shares of Beni Stabilli and in consequence
       of the issuance and of allotment of shares
       to the Company Delfin, as remuneration of the
       contribution a; contribution premium; approval
       of the contribution a of its valuation and
       its remuneration

E.21   Approve the capital increase by issuance of               Mgmt          Against                        Against
       shares alloted to the Company Delfin, as remuneration
       of the contribution A, contribution premium

E.22   Approve the contribution in kind by Delfin to             Mgmt          Against                        Against
       the Company of shares of Beni Stabilli, at
       the end of the conversion in shares of convertible
       bonds in shares issued by Beni Stabilli; the
       exchange ratio of 1 new share of the Company
       for 100 shares Beni Stabilli, and in consequence
       of the issuance and of the allotment of shares
       to the Company Delfin, as remuneration of the
       contribution B; ascertainment of a contribution
       premium; in consequence, approval of the contribution
       B, of its valuation and its remuneration

E.23   Approve the capital increase by issuance of               Mgmt          Against                        Against
       shares alloted to the Company Delfin, as remuneration
       of the contribution B

E.24   Approve the ascertainment of the carrying out             Mgmt          Against                        Against
       of the contributions and of the capital increases
       covered by the previous resolutions; contribution
       premium; delegation to the Executive Board

E.25   Approve the modifications of the Article 6 of             Mgmt          Against                        Against
       the By Laws

E.26   Authorize the Executive Board in order to decide          Mgmt          Against                        Against
       the capital increase, in one or several times,
       by issuance of ordinary shares of the Company
       issued for the benefit of the shareholders
       of Beni Stabilli who will bring their shares
       to the exchange public offer launched by the
       Company

E.27   Approve the modification of the Article 11 of             Mgmt          Against                        Against
       the By-laws regarding the Executive Board

E.28   Approve the modification of the Articles 13               Mgmt          Against                        Against
       and 14 of the By-laws, regarding the Supervisory
       Board

E.29   Approve the modification of the Article 17 of             Mgmt          For                            For
       the By-laws, regarding general meetings, according
       to the Article 35 of the Decree dated 11 DEC
       2006 modifying the Article 136 of the Decree
       dated 23 MAR 1967

O.30   Acknowledge the resignation of De Mr. Marc Henrion,       Mgmt          For                            For
       Mr. Olivier Piani, Mr. Francois Tausch, Mr.
       Herve Semion and Mr. Louis Blanc as Members
       of Supervisory Board of the Company Mr. appoint
       as Member of the Supervisory Board

O.31   Appoint Mr. Leonardo Del Vecchio, the Company             Mgmt          Against                        Against
       Delfin , the Company Batipart participations,
       and the Company ISM as Members of the Supeprvisory
       Board

E.32   Authorize the Executive Board in order to decide          Mgmt          For                            For
       the capital increase in one or several times,
       by issuance, with maintenance of the shareholders
       preferential subscription right, of shares
       of the Company or investment securities entitling
       to the capital

E.33   Authorize the Executive Board, in order to increase       Mgmt          For                            For
       the number of securities to issue in case of
       capital increase with preferential subscription
       right decided according to E.32, at the same
       price as the one of the initial issuance

E.34   Authorize the Executive Board, in order to increase       Mgmt          For                            For
       the capital of the company, in one or several
       times, by incorporation of reserves, earning,
       premiums, to be carried out by the free of
       charge allotment of new shares of by raising
       the nominal value of the shares of the Company

E.35   Authorize the Executive Board to grant, in one            Mgmt          Against                        Against
       or several times, for the benefit of Members
       of staff and/or Managers of the Company and
       of related Companies, options to subscribe
       or options to buy ordinary shares of the Company

E.36   Authorize the Executive Board, in order to increase       Mgmt          Against                        Against
       the capital by issuance of shares or investment
       securities entitling to the capital of the
       Company, reserved for Members of a corporate
       savings plan of the Company and of related
       Companies; cancellation of the shareholders
       preferential subscription right

E.37   Authorize the Executive Board to carry out,               Mgmt          Against                        Against
       in one or several times, free of charge allotments
       of ordinary existing or to be issued shares
       of the Company; within the limit of 0.5% of
       the capital, for the benefit of Members of
       staff and/or social representatives or some
       categories of them; delegation of authority
       to the Executive Board in order to decide one
       or several capital increases (by incorporation
       of premiums, reserves, earnings or others)
       resulting from free of charge allotments issued
       by the Company

E.38   Grant powers to the Executive Board                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GAGFAH S.A.                                                                                 Agenda Number:  701199172
--------------------------------------------------------------------------------------------------------------------------
        Security:  ADPV09716
    Meeting Type:  AGM
    Meeting Date:  23-Apr-2007
          Ticker:
            ISIN:  LU0269583422
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 376355 DUE TO ADDITION OF A NEW SEDOL. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the reports of the Board of Directors             Mgmt          For                            For

2.     Approve the reports of the Auditor                        Mgmt          For                            For

3.     Approve the financial statements                          Mgmt          For                            For

4.     Approve the allocation of income                          Mgmt          For                            For

5.     Grant discharge to the Directors                          Mgmt          For                            For

6.     Approve the Share Repurchase Program                      Mgmt          For                            For

7.     Approve the remuneration of the Directors                 Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GPT GROUP                                                                                   Agenda Number:  701183826
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4252X106
    Meeting Type:  AGM
    Meeting Date:  09-May-2007
          Ticker:
            ISIN:  AU000000GPT8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the Directors  report and financial               Non-Voting    No vote
       statements for the YE 31 DEC 2006 together
       with the Auditor s report

1.     Re-elect Ms. Anne McDonald as a Director of               Mgmt          For                            For
       the Company

2.     Re-elect Mr. Ian Martin as a Director of the              Mgmt          For                            For
       Company

3.     Adopt the remuneration report for the YE 31               Mgmt          For                            For
       DEC 2006

4.     Approve the making of a loan to Mr. Nic Lyons             Mgmt          For                            For
       for the acquisition of GPT Securities by Mr.
       Lyons under the GPT Employee Long Term Incentive
       Scheme for all purposes under the Corporations
       Act

5.     Approve, effective from the close of the meeting,         Mgmt          For                            For
       the total amount that may be paid in aggregate
       and in any 1 year by the Company to the Non-Executive
       Directors as remuneration for services be increased
       by AUD 50,000 from AUD 1,450,000 to AUD 1,500,000




--------------------------------------------------------------------------------------------------------------------------
 GREAT EAGLE HOLDINGS LTD                                                                    Agenda Number:  701231285
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4069C148
    Meeting Type:  AGM
    Meeting Date:  25-May-2007
          Ticker:
            ISIN:  BMG4069C1486
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2006

2.     Declare the payment of a final dividend of HKD            Mgmt          For                            For
       25 cents per share

3.a    Re-elect Madam Lo To Lee Kwan as a Director               Mgmt          For                            For

3.b    Re-elect Mrs. Lee Pui Ling, Angelina as a Director        Mgmt          For                            For

3.c    Re-elect Mr. Lo Hong Sui, Antony as a Director            Mgmt          For                            For

3.d    Re-elect Mr. Lo Hong Sui, Vincent as a Director           Mgmt          For                            For

4.     Approve to fix a maximum number of Directors              Mgmt          For                            For
       and authorize the Directors to appoint additional
       Directors up to such maximum number

5.     Approve to fix a fee of HKD 100,000 per annum             Mgmt          For                            For
       as ordinary remuneration payable to each Director
       for the YE 31 DEC 2007

6.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors and authorize the Directors
       to fix their remuneration

7.a    Authorize the Directors of the Company Directors        Mgmt          For                            For
       to purchase or repurchase the shares of the
       Company Shares during the relevant repriod;
       the aggregate nominal amount of shares which
       may be purchased or repurchased by the Company
       on the Stock Exchange of Hong Kong Limited,
       or on any other Stock Exchange on which the
       shares may be Listed and recognised for this
       purpose by the Securities and Futures Commission
       of Hong Kong and the Stock Exchange of Hong
       Kong Limited under the Hong Kong Code on share
       repurchases, pursuant to this resolution, shall
       not exceed 10% of the aggregate nominal amount
       of the shares in issue at the date of passing
       this resolution; Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Bye-laws of the Company or the Companies
       Act 1981 of Bermuda as amended or any other
       applicable Law of Bermuda to be held

7.b    Authorize the Directors of the Company, to allot,         Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options which might
       require the exercise of such power, generally
       and unconditionally as specified in this resolution
       to make or grant offers, agreements and options
       which might require the exercise of such power,
       during and after the end of the relevant period;
       shall not exceed 20% of the aggregate nominal
       amount of the shares in issue at the date of
       passing this resolution plus if the Directors
       are so authorized by a separate ordinary resolution
       of the Members of the Company the aggregate
       nominal amount of shares purchased or repurchased
       by the Company subsequent to the passing of
       this resolution up to a maximum equivalent
       to 10% of the aggregate nominal amount of the
       shares in issue at the date of passing this
       resolution, otherwise than pursuant to (i)
       a rights issue, (ii) the exercise of rights
       of subscription or conversion under the terms
       of any warrants issued by the Company or any
       securities which are convertible into shares,
       (iii) any Option Scheme or similar arrangement
       for the time being adopted for the grant or
       issue to officers and/or employees of the Company
       and/or any of its subsidiaries or any other
       participants of such option scheme or arrangement
       of shares or rights to acquire shares or (iv)
       any scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares in accordance
       with the Bye-laws of the Company; Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Bye-Laws of the
       Company or the Companies Act 1981 of Bermuda
       as amended or any other applicable Law of
       Bermuda to be held

7.c    Authorize the Directors referred to Resolution            Mgmt          Against                        Against
       No. 7.B as specified in respect of the share
       capital of the Company referred to such resolution




--------------------------------------------------------------------------------------------------------------------------
 GREAT PORTLAND ESTATES PLC R.E.I.T.                                                         Agenda Number:  701000452
--------------------------------------------------------------------------------------------------------------------------
        Security:  G40712179
    Meeting Type:  AGM
    Meeting Date:  06-Jul-2006
          Ticker:
            ISIN:  GB00B01FLL16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the accounts for the YE 31              Mgmt          For                            For
       MAR 2006

2.     Grant authority for the payment of a final dividend       Mgmt          For                            For
       for the YE 31 MAR 2006

3.     Approve the Directors  remuneration report                Mgmt          For                            For

4.     Re-appoint Mr. Toby Courtauld as a Director               Mgmt          For                            For
       of the Company

5.     Re-appoint Mr. John Edgcumbe as a Director of             Mgmt          For                            For
       the Company

6.     Re-appoint Mr. Timon Drakesmith as a Director             Mgmt          For                            For
       of the Company

7.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For

8.     Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

9.     Approve the amendments to the rules of the Great          Mgmt          For                            For
       Portland Estates plc Long-Term Incentive Plan
       LTP  as specified and the LTIP performance
       conditions as specified in respect to further
       grants under the LTIP

10.    Approve the rules of the Great Portland Estates           Mgmt          For                            For
       Share Matching Plan 2006  SMP  as specified
       and authorize the Directors to make such modifications
       to the SMP as they may consider appropriate
       to take account of the requirements of the
       UK Listing Authority and best practice and
       to adopt the plan as so modified and to do
       all such acts and things as they may consider
       appropriate to implement the SMP and establish
       further plans based on the SMP but modified
       to take account of local tax, exchange control
       or securities laws in overseas territories
       provided that any shares made available under
       such further plans are treated as counting
       against the limits on individual or overall
       participation in the SMP

11.    Authorize the Directors, pursuant to and in               Mgmt          For                            For
       accordance with Section 80 of the Act, to exercise
       all the powers of the Company to allot and
       to make offers or agreements to allot relevant
       securities  Section 80(2) of the Act  up to
       an aggregate nominal value of GBP 6,792,446;
       Authority expires the earlier of the conclusion
       of the next AGM of the Company or on 05 OCT
       2007 ; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.12   Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 11 and pursuant to Section 95
       of the Act, to allot equity securities  Section
       94 of the Act  for cash and allot equity securities
       Section 94(3A) of the Act  in either case,
       disapplying the statutory pre-emption rights
       Section 89(1) of the Act , provided that this
       power is limited to the allotment of equity
       securities: a) in connection with a rights
       issue or other pre-emptive issue in favor of
       ordinary shareholders; and b) up to an aggregate
       nominal value of GBP 1,019,886;  Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or on 05 OCT 2007 ;
       and all previous authorities under Section
       95 of the Act shall cease to have effect and
       authorize the Directors to allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.13   Authorize the Company, in accordance with Article         Mgmt          For                            For
       11 of the Company s Articles of Association
       to make market purchases  Section 163(3) of
       the Act  of up to 24,460,967 ordinary shares,
       at a minimum price of 12 1/2p, being the nominal
       value of shares, in each case exclusive of
       expenses and the maximum price at which shares
       may be purchased shall not be more than the
       higher of an amount equal to 5% above the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days preceding
       the;  Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       on 05 OCT 2007 ; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry




--------------------------------------------------------------------------------------------------------------------------
 GREAT PORTLAND ESTATES PLC R.E.I.T.                                                         Agenda Number:  701105846
--------------------------------------------------------------------------------------------------------------------------
        Security:  G40712179
    Meeting Type:  EGM
    Meeting Date:  13-Dec-2006
          Ticker:
            ISIN:  GB00B01FLL16
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend, with effect from and including 01 JAN            Mgmt          For                            For
       2007, the Articles of Association by inserting
       of Article 3A of the Article of Assocation,
       as specified




--------------------------------------------------------------------------------------------------------------------------
 HAMMERSON PLC                                                                               Agenda Number:  701106583
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4273Q107
    Meeting Type:  EGM
    Meeting Date:  13-Dec-2006
          Ticker:
            ISIN:  GB0004065016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend, with effect from and including the               Mgmt          For                            For
       first day of the first accounting period following
       the date of this Resolution in respect of which
       the Company has given a valid notice under
       the Section 109 of the Finance Act 2006, the
       Articles of Association by the inserting the
       new Article 144A following Article 144 as specified




--------------------------------------------------------------------------------------------------------------------------
 HAMMERSON PLC                                                                               Agenda Number:  701176453
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4273Q107
    Meeting Type:  AGM
    Meeting Date:  03-May-2007
          Ticker:
            ISIN:  GB0004065016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors  report and financial               Mgmt          For                            For
       statements for the YE 31 DEC 2006

2.     Receive and approve the Directors  remuneration           Mgmt          For                            For
       report for the YE 31 DEC 2006

3.     Declare a final dividend of 15.30 pence per               Mgmt          For                            For
       ordinary share, payable in cash

4.     Re-elect Mr. Gerard Devaux as a Director of               Mgmt          For                            For
       the Company

5.     Re-elect Mr. David Edmonds as a Director of               Mgmt          For                            For
       the Company

6.     Re-elect Mr. John Hirst as a Director of the              Mgmt          For                            For
       Company

7.     Re-elect Mr. Simon Melliss as a Director of               Mgmt          For                            For
       the Company

8.     Elect Mr. David Atkins as a Director of the               Mgmt          For                            For
       Company

9.     Elect Mr. Jacques Espinasse as a Director of              Mgmt          For                            For
       the Company

10.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company

11.    Authorize the Directors to agree the remuneration         Mgmt          For                            For
       of the Auditors

12.    Authorize the Directors, in accordance with               Mgmt          For                            For
       Section 80 of the Companies Act 1985, to exercise
       all the powers to allot relevant securities
       Section 80(2) up to an aggregate nominal
       amount of GBP 23,449,515; Authority expires
       on the date of the next AGM of the Company
       ; and the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.13   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Companies Act 1985, to allot equity
       securities Section 94 of the Act for cash
       pursuant to the authority conferred by Resolution
       12, disapplying the Section 89(1), provided
       that this power is limited to the allotment
       of equity securities: i) in connection with
       a rights issue, open offer or the other offer
       of securities in favor of ordinary shareholders;
       ii) up to an aggregate nominal amount of GBP
       3,565,024; Authority expires on the date of
       next AGM of the Company; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.14   Authorize the Company to make market purchases            Mgmt          For                            For
       Section 163(3) of the Companies Act 1985
       or ordinary shares 25 pence each of the Company,
       at a minimum price of 25 pence and the maximum
       number of ordinary shares 42,495,089, maximum
       price which may be paid for any such share
       is an amount equal to 105% of the average of
       the middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; Authority expires the earlier of the
       next AGM of the Company or 02 NOV 2008; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry

S.15   Amend and adopt the amended Articles of Association       Mgmt          For                            For
       of the Company as the Articles of Association
       of the Company in place 0f and to the exclusion
       of the existing Articles of Association of
       the Company

16.    Approve the rules of the Hammerson Plc 2007               Mgmt          For                            For
       Long Terms Incentive Plan as specified and
       authorize the Directors: i) to make such modifications
       to the Plan as they may consider appropriate
       to take account of the requirements of the
       UK Listing Authority and best practice and
       to adopt the Plan as so modified and to do
       all such acts and things as they may consider
       appropriate to implement the Plan and ii) to
       establish further plans base on the Plan but
       modified to take account of local tax, exchange
       control or securities Laws in overseas territories,
       provided that any shares made available under
       such further plans are treated as counting
       against the limits on individual and overall
       participation in the Plan




--------------------------------------------------------------------------------------------------------------------------
 HANG LUNG PROPERTIES LTD                                                                    Agenda Number:  701080006
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y30166105
    Meeting Type:  AGM
    Meeting Date:  09-Nov-2006
          Ticker:
            ISIN:  HK0101000591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and reports of the Directors and Auditors for
       the YE 30 JUN 2006

2.     Declare the final dividend recommended by the             Mgmt          For                            For
       Directors

3.A    Re-elect Mr. Ronald J. Arculli as a Director              Mgmt          For                            For

3.B    Re-elect Ms. Laura L. Y. Chen as a Director               Mgmt          Against                        Against

3.C    Re-elect Mr. P. W. Liu as a Director                      Mgmt          For                            For

3.D    Re-elect Mr. Nelson W. L. Yuen as a Director              Mgmt          For                            For

3.E    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors  fees

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their fee

S.5.A  Approve to redesignate each of the existing               Mgmt          For                            For
       ordinary share of HKD 1.00 in the capital of
       the Company  issued and unissued  as shares
       of HKD 1.00 each

S.5.B  Approve to redesignate the remaining 80,000               Mgmt          For                            For
       convertible cumulative preference shares of
       HKD 7,500.00 each in the capital of the Company
       Convertible Preference Shares  as shares of
       HKD 1.00 each; and Amend the authorized share
       capital of the Company of HKD 6,000,000,000.00
       comprising 5,400,000,000 shares of HKD 1.00
       each and 80,000 Convertible Preference Shares
       of HKD 7,500.00 each  to 6,000,000,000 shares
       of HKD 1.00 each

S.5.C  Amend Article 184 of the Articles of Association          Mgmt          For                            For
       of the Company as specified

6.A    Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period  as specified , to purchase
       shares in the capital of the Company, the aggregate
       nominal amount of shares of the Company which
       may be purchased by the Company on The Stock
       Exchange of Hong Kong Limited  Stock Exchange
       or on any other stock exchange recognized
       for this purpose by the Securities and Futures
       Commission and The Stock Exchange under the
       Hong Kong Code on share repurchases pursuant
       to the approval shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of passing
       this resolution; and  Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM is to be held by
       Law

6.B    Authorize the Directors of the Company: pursuant          Mgmt          Against                        Against
       to Section 57B of the Companies Ordinance
       as specified in Resolution 6A(c) in the Notice
       of the Meeting  to allot, issue and deal with
       additional shares in the capital of the Company
       and to allot, issue or grant securities convertible
       into shares in the capital of the Company or
       options, warrants or similar rights to subscribe
       for any such shares or such convertible securities
       and to make or grant offers, agreements and
       options which might require the exercise of
       such powers; and the aggregate nominal amount
       of share capital allotted or agreed conditionally
       or unconditionally to be allotted  whether
       pursuant to an option or otherwise  by the
       Directors of the Company pursuant to the approval
       above, otherwise than pursuant to: i) a rights
       issue; or ii) the exercise of rights or subscription
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       or iii) any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue of shares or rights to acquire shares
       of the Company; or iv) any scrip dividend or
       similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Articles of Association of the Company,
       shall not exceed the aggregate of: aa) 20%
       of the aggregate nominal amount of the share
       capital of the Company in issue at the date
       of passing this resolution plus; bb) if the
       Directors are so authorized by a separate ordinary
       resolution of the shareholders of the Company
       as specified as Resolution 6C in the notice
       of the meeting, the nominal amount of the share
       capital of the Company repurchased by the Company
       subsequent to the passing of this resolution,
       up to a maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       resolution, and the said approval shall be
       limited accordingly

6.C    Authorize the Directors of the Company to reissuance      Mgmt          Against                        Against
       of the repurchased shares

       Other business                                            Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 HELICAL BAR PLC                                                                             Agenda Number:  701029096
--------------------------------------------------------------------------------------------------------------------------
        Security:  G43904195
    Meeting Type:  AGM
    Meeting Date:  20-Jul-2006
          Ticker:
            ISIN:  GB00B0FYMT95
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          No vote
       of the Company for the YE 31 MAR 2006 together
       with the reports of the Directors and the Auditors
       thereon

2.     Declare a final dividend of 2.45 pence per ordinary       Mgmt          No vote
       share, as recommended by the Directors of the
       Company

3.     Re-elect Mr. C.G.H. Weaver as a Director of               Mgmt          No vote
       the Company in accordance with the Combined
       Code

4.     Re-elect Mr. A. Gulliford as a Director of the            Mgmt          No vote
       Company

5.     Re-elect Mr. A.R. Beevor as a Director of the             Mgmt          No vote
       Company, who retires by rotation

6.     Re-elect Mr. M.E. Slade as a Director of the              Mgmt          No vote
       Company, who retires by rotation

7.     Re-elect Mr. N.G. McNair Scott as a Director              Mgmt          No vote
       of the Company

8.     Re-appoint Grant Thornton UK LLP as the Auditors          Mgmt          No vote
       to hold the office until the conclusion of
       the next general meeting of the Company at
       which the accounts are laid before the Company

9.     Authorize the Directors to fix the remuneration           Mgmt          No vote
       of the Auditors

10.    Approve the Directors remuneration report for             Mgmt          No vote
       the YE 31 MAR 2006

11.    Authorize the Directors, in substitution for              Mgmt          No vote
       any existing authority and for the purpose
       of Section 80 of the Companies Act 1985  the
       Act , to allot relevant securities  Section
       80 of the Act  up to an aggregate nominal amount
       of GBP 314,573;  Authority expires on 19 JUL
       2006 ; and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

S.12   Authorize the Directors, in substitution for              Mgmt          No vote
       any existing authority, subject to the passing
       of Resolution 11 and pursuant to Section 95(1)
       of the Companies Act 1985  the Act , to allot
       equity securities  Section 94 of the Act  for
       cash pursuant to the authority conferred by
       Resolution 11, disapplying the statutory pre-emption
       rights  Section 89(1) of the Act , provided
       that this power is limited to the allotment
       of equity securities; sell relevant shares
       Section 94(5) of the Act  in the Company if,
       immediately before the sale, such shares are
       held by the Company as treasury shares  Section
       162A(3) of the Act   Treasury Shares  for cash
       Section 162D(2) of the Act , as if Section
       89(1) of the Act did not apply to any such
       sale, provided that such power shall limited
       to the allotment of equity securities and the
       sale of treasury shares: a) in connection with
       a rights issue in favor of ordinary shareholders;
       and b) up to an aggregate nominal amount of
       GBP 47,185;  Authority expires on 19 JUL 2007
       ; and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.13   Authorize the Company, for the purpose of Section         Mgmt          No vote
       166 of the Companies Act 1985  the Act , to
       make one or more market purchases  Section
       163(3) of the Act  of up to 9,427,755 ordinary
       shares, at a minimum price of 1 pence each
       (exclusive of expenses, if any) and up to 105%
       of the average middle market quotations for
       such shares derived from the London Stock Exchange
       Daily Official List, over the previous 5 business
       days;  Authority expires the earlier of the
       conclusion of the AGM of the Company or 30
       SEP 2007 ; the Company, before the expiry,
       may make a contract to purchase ordinary shares
       which will or may be executed wholly or partly
       after such expiry




--------------------------------------------------------------------------------------------------------------------------
 HENDERSON LAND DEVELOPMENT CO LTD                                                           Agenda Number:  701089597
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y31476107
    Meeting Type:  AGM
    Meeting Date:  12-Dec-2006
          Ticker:
            ISIN:  HK0012000102
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited statement of              Mgmt          For                            For
       accounts and the reports of the Directors and
       the Auditors for the YE 30 JUN 2006

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Alexander Au Siu Kee as a Director           Mgmt          For                            For

3.B    Re-elect Dr. Lee Shau Kee as a Director                   Mgmt          For                            For

3.C    Re-elect Mr. Colin Lam Ko Yin as a Director               Mgmt          For                            For

3.D    Re-elect Mr. John Yip Ying Chee as a Director             Mgmt          For                            For

3.E    Re-elect Madam Fung Lee Woon King as a Director           Mgmt          For                            For

3.F    Re-elect Mr. Eddie Lau Yum Chuen as a Director            Mgmt          For                            For

3.G    Re-elect Mr. Leung Hay Man as a Director                  Mgmt          For                            For

3.H    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors  remuneration

4.     Re-appoint the Auditors and authorize the Directors       Mgmt          For                            For
       to fix their remuneration

5.A    Authorize the Directors to repurchase ordinary            Mgmt          For                            For
       shares of HKD 2.00 each in the capital of the
       Company during the relevant period, on The
       Stock Exchange of Hong Kong Limited  Stock
       Exchange  or any other stock exchange on which
       the shares of the Company have been or may
       be listed and recognized by the Stock Exchange
       and the Securities and Futures Commission,
       on share repurchases for such purposes, subject
       to and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other Stock Exchange as amended from
       time to time, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company;  Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the Companies Ordinance  Chapter 32 of the
       Laws of Hong Kong  to be held

5.B    Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares of the
       Company and make or grant offers, agreements
       and options  including warrants, bonds, debentures,
       notes and other securities convertible into
       shares in the Company  during and after the
       relevant period, not exceeding the aggregate
       of 20% of the aggregate nominal amount of the
       share capital of the Company, otherwise than
       pursuant to i) a rights issue; or ii) any option
       scheme or similar arrangement; or iii) an issue
       of shares in the Company upon the exercise
       of the subscription or conversion rights attaching
       to any warrants or convertible notes which
       may be issued by the Company or any of its
       subsidiaries; or iv) any scrip dividend pursuant
       to the Articles of Association of the Company
       from time to time;  Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or the Companies Ordinance  Chapter 32 of the
       Laws of Hong Kong  to be held

5.C    Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors of the Company to allot, issue
       and deal with any additional shares of the
       Company pursuant to Resolution 5.B, by an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company pursuant to Resolution 5.A,
       provided that such amount does not exceed 10%
       of the aggregate nominal amount of the share
       capital of the Company at the date of passing
       this resolution




--------------------------------------------------------------------------------------------------------------------------
 HONGKONG LD HLDGS LTD                                                                       Agenda Number:  701213439
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4587L109
    Meeting Type:  AGM
    Meeting Date:  09-May-2007
          Ticker:
            ISIN:  BMG4587L1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the Independent Auditor s Report for the
       YE 31 DEC 2006 and declare a final dividend

2.     Re-elect Mr. Mark Greenberg as a Director                 Mgmt          Against                        Against

3.     Re-elect Lord Leach of Fairford as a Director             Mgmt          Against                        Against

4.     Re-elect Dr. Richard Lee as a Director                    Mgmt          For                            For

5.     Re-elect Mr. Y. K. Pang as a Director                     Mgmt          Against                        Against

6.     Re-appoint the Auditors and authorize the Directors       Mgmt          Against                        Against
       to fix their remuneration

7.     Authorize the Directors, to allot or issue shares         Mgmt          Against                        Against
       and to make and grant offers, agreements and
       options which would or might require shares
       to be allotted, issued or disposed of during
       or after the end of the relevant period, (a),
       otherwise than pursuant to a Rights Issue subject
       to such exclusions or other arrangements as
       the Directors may deem necessary or expedient
       in relation to fractional entitlements or legal
       or practical problems under the laws of, or
       the requirements of any recognized regulatory
       body or any stock exchange in, any territory,
       or upon conversion of the USD 400,000,000 2.75%
       guaranteed convertible bonds convertible into
       fully-paid shares of the Company, not exceeding
       USD 76.5 million, the aggregate nominal amount
       of share capital allotted or agreed conditionally
       or unconditionally to be allotted wholly for
       cash whether pursuant to an option or otherwise
       by the Directors ; Authority expires the earlier
       of the conclusion of the next AGM or the expiration
       of the period within which such meeting is
       required by law to be held

8.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to and in accordance with all applicable Laws
       and regulations during the relevant period
       for the purposes of this resolution, to purchase
       its own shares and the aggregate nominal amount
       of shares of the Company which the Company
       may purchase pursuant to the said approval
       shall be less than 15% of the aggregate nominal
       amount of the existing issued share capital
       of the Company at the date of this meeting,
       and such approval shall be limited accordingly,
       and said the approval shall, where permitted
       by applicable Laws and regulations and subject
       to the limitation in this Resolution, extend
       to permit the purchase of shares of the Company
       i) by subsidiaries of the Company and ii) pursuant
       to the terms of put warrants or financial instruments
       having similar effect Put Warrants whereby
       the Company can be required to purchase its
       own shares, provided that where put Warrants
       are issued or offered pursuant to a rights
       issue as specified the price which the Company
       may pay for shares purchased on exercise of
       put warrants shall not exceed 15% more than
       the average of the market quotations for the
       shares for a period of not more than 30 nor
       less than the 5 dealing days falling 1 day
       prior to the date of any public announcement
       by the Company of the proposed issue of put
       warrants; Authority expires the earlier of
       the conclusion of the next AGM or the expiration
       of the period within which such meeting is
       required by Law to be held




--------------------------------------------------------------------------------------------------------------------------
 HYSAN DEVELOPMENT COMPANY LIMITED                                                           Agenda Number:  701210368
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y38203124
    Meeting Type:  AGM
    Meeting Date:  08-May-2007
          Ticker:
            ISIN:  HK0014000126
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the statement of accounts             Mgmt          For                            For
       for the YE 31 DEC 2006 together with the reports
       of the Directors and the Auditors thereon

2.     Declare a final dividend together with a scrip           Mgmt          For                            For
       alternative for the YE 31 DEC 2006

3.i    Re-elect Dr. Deanna Ruth Tak Yung Rudgard as              Mgmt          Against                        Against
       a Director

3.ii   Re-elect Dr. Geoffrey Meou-tsen Yeh as a Director         Mgmt          For                            For

3.iii  Re-elect Mr. Fa-kuang Hu as a Director                    Mgmt          Against                        Against

3.iv   Re-elect Mr. Anthony Hsien Pin Lee as a Director          Mgmt          Against                        Against

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors and authorize the Directors
       to fix their remuneration

5.     Authorize the Directors, subject to paragraph             Mgmt          Against                        Against
       as specified, a general mandate and unconditionally
       granted to the Directors to exercise during
       the Relevant Period all the powers of the Company
       to allot, issue and dispose of additional shares
       in the Company and to make or grant offers,
       agreements, options, warrants or other securities
       which would or might require the exercise of
       such powers; the mandate in paragraph (a) during
       the Relevant Period to make or grant offers,
       agreements, options and other securities which
       would or might require the exercise of such
       powers after the end of the relevant period;
       (c) the aggregate nominal value of share capital
       allotted or agreed conditionally or unconditionally
       to be allotted whether pursuant to a share
       option or otherwise by the Directors pursuant
       to the mandate in paragraph, otherwise than
       pursuant to (i) Rights Issue, or (ii) any share
       option scheme or similar arrangement for the
       time being adopted for the grant or issue to
       the eligible participants of shares or rights
       to acquire shares of the Company or (iii) any
       scrip dividend or similar arrangement pursuant
       to the Articles of Association of the Company
       from time to time, shall not exceed, where
       the shares are to be allotted wholly for cash,
       10%, and in any event 20% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of passing
       this Resolution and the said mandate shall
       be limited accordingly Authority expiries
       earliest of the conclusion of the next AGM
       of the Company OR the expiration of the period
       within which the next AGM of the Company is
       required by law to be held

6.     Authorize the Director, to exercise during the            Mgmt          For                            For
       Relevant Period all the powers of the Company
       to purchase or otherwise acquire shares of
       HKD 5.00 each in the capital of the Company
       in accordance with all applicable Laws and
       the requirements of the Rules Governing the
       Listing of Securities on the Stock Exchange
       of Hong Kong Limited, provided that the aggregate
       nominal amount of shares so purchased or otherwise
       acquired shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of passing
       of this Resolution, and the said mandate shall
       be limited accordingly Authority expiries
       earliest of the conclusion of the next AGM
       of the Company OR the expiration of the period
       within which the next AGM of the Company is
       required by law to be held

7.     Approve the conditional upon the passing of               Mgmt          Against                        Against
       Resolutions 5 and 6 set out in the Notice convening
       this Meeting, the aggregate nominal amount
       of the shares which are purchased or otherwise
       acquired by the Company pursuant to Resolution
       6 shall be added to the aggregate nominal amount
       of the shares which may be issued pursuant
       to Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 IGD - IMMOBILIARE GRANDE DISTRIBUZIONE SPA, RAVENNA                                         Agenda Number:  701176946
--------------------------------------------------------------------------------------------------------------------------
        Security:  T5331M109
    Meeting Type:  OGM
    Meeting Date:  23-Apr-2007
          Ticker:
            ISIN:  IT0003745889
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting    No vote
       YOU.

       PLEASE NOTE THAT IN ADDITION TO INTESA SANPAOLO           Non-Voting    No vote
       S STANDARD FEES FOR THE ISSUING OF COMMUNICATIONS
       TO THE COMPANIES TO ATTEND THE MEETINGS, YOU
       WILL BE CHARGED DIRECTLY AND ON A SEPARATE
       BASIS WITH THE PROXY AGENT S FEES, WHICH RANGE
       FROM EUR 300 TO EUR 500 PER MEETING. THANK
       YOU.

O.1    Receive the balance sheet as at 31 DEC 2006,              Mgmt          For                            For
       the Directors  report on the operations, the
       report of the Auditing Firm, the report of
       the Board of Statutory Auditors, inherent resolutions
       and the consolidated balance sheet as at 31
       DEC 2006

O.2    Appoint a temporary Auditos                               Mgmt          For                            For

O.3    Approve to extend the audit mandate in charge             Mgmt          For                            For
       of reporting the financial statements as well
       as the half-year report, pursuant to Article
       8, Paragraph 7 of the Legislative Law No.303
       of 29 DEC 2006

E.1    Amend the By-Laws, pursuant to Articles 8, Paragraph      Mgmt          For                            For
       7 of the Legislative Law No.303 of 29 DEC 2006
       related to the following Articles: 3, 6,  12,
       16, 18, 22, 23, 26 and 27

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING DATE FROM 26 APR 2007 TO 23 APR
       2007. PLEASE NOTE THAT THE NEW CUT OFF IS 11
       APR 2007. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       24 APR 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 IGD - IMMOBILIARE GRANDE DISTRIBUZIONE SPA, RAVENNA                                         Agenda Number:  701300864
--------------------------------------------------------------------------------------------------------------------------
        Security:  T5331M109
    Meeting Type:  EGM
    Meeting Date:  25-Jun-2007
          Ticker:
            ISIN:  IT0003745889
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       26 JUN 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

1.     Approve to issue a bond convertible into IGD              Mgmt          For                            For
       ordinary shares pursuant to Article 2420 BIS,
       1 Paragraph of the Civil Code of a nominal
       amount of EUR 230,000,000.00 reserved to institutional
       investors; consequent capital increase pursuant
       to Article 2420 BIS, 2 Paragraphs with exclusion
       of optional right, pursuant to Article 2441,
       5 and 6 Paragraph, to serve the conversion
       of the convertible bond, for a maximum amount
       of EUR 46,653,144.00 through the issue of maximum
       46,653,144 IGD ordinary shares, of a nominal
       value of EUR 1.00 every one; consequent and
       related Resolutions




--------------------------------------------------------------------------------------------------------------------------
 IMMOFINANZ IMMOBILIEN ANLAGEN AG, WIEN                                                      Agenda Number:  701061501
--------------------------------------------------------------------------------------------------------------------------
        Security:  A27849149
    Meeting Type:  AGM
    Meeting Date:  28-Sep-2006
          Ticker:
            ISIN:  AT0000809058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the approved financial statement and              Mgmt          No vote
       consolidated business report, the business
       report from the Board of the Executive directors
       and the report from the Members of the Supervisory
       Board

2.     Approve the use of retained earnings                      Mgmt          No vote

3.     Grant discharge to the Members of the Board               Mgmt          No vote
       of the Executive Directors and the Members
       of the Supervisory Board

4.     Approve the remuneration of the Members of the            Mgmt          No vote
       Supervisory Board

5.     Elect the Auditors                                        Mgmt          No vote

6.     Elect the Members of the Supervisory Board                Mgmt          No vote

7.A    Approve to cancel the authorization of the Executive      Mgmt          No vote
       Board in accordance with 169 of the Austrian
       Stock Corporation Act and approve to increase
       share capital on or before 18 JAN 2011 by up
       to EUR 174,228,316.25 with or without the exclusion
       of subscription rights, specifically up to
       the amount of this increase not used to date

7.B    Authorize: the Executive Board to increase share          Mgmt          No vote
       capital by up to a further EUR 232,304,422.36
       through the issue of up to 223.760.498 shares
       of new bearer common stock in exchange for
       cash or contributions in kind with or without
       the exclusion of subscript ion rights within
       5 years after the relevant amendment to the
       articles of association is recorded in the
       Company register, and the Executive Board to
       determine the issue price and terms in agreement
       with the Supervisory Board, and the Supervisory
       Board to approve amendments to the Articles
       of Association that are related to authorized
       capital

7.C    Amend the Articles of Association in SS 4 share           Mgmt          No vote
       capital and shares Paragraph 4

8.     Approve to cancel the authorization of the Executive      Mgmt          No vote
       Board, which was passed by the 12th AGM on
       29 SEP 2005, to repurchase the share capital
       of the Company during a period of 18 months
       beginning on the date the resolution was passed,
       and authorize the Executive Board in accordance
       with the provisions of SS 65 Paragraph 1 NR.
       8 of the Austrian Stock Corporation Act to
       repurchase up to 10% of the share capital of
       the Company during a period of 18 months beginning
       on the date this resolution was passed and
       authorize the Executive Board, in agreement
       with the Supervisory Board, to sell treasury
       stock in another manner than over the stock
       exchange or through a public offering if the
       sale of this treasury stock is designed to
       serve as consideration for contributions in
       kind, or if this treasury stock is transferred
       to shareholders of a merging Company in conjunction
       with a merger, or if this treasury stock is
       used for the exchange of convertible bonds

9.     Authorize the Executive Board in accordance               Mgmt          No vote
       with SS 174 Paragraph 2 of the Austrian Stock
       Corporation Act to issue convertible bonds,
       also in multiple segments, with the approval
       of the Supervisory Board during a period of
       5 years beginning on the date this resolution
       is passed these convertible bonds will be connected
       with exchange or subscription rights for up
       to 55,940,125 shares of bearer stock in the
       Company at a proportional stake of EUR 58,076,106.11
       in share capital, and to determine all other
       conditions as well as the issue and exchange
       process for the convertible bonds, the subscription
       right of the shareholders is excluded

10.    Grant authority for a conditional increase of             Mgmt          No vote
       up to EUR 58,076,106.11 in share capital through
       the issue of up to 55,940,125 shares of new
       bearer stock in order to grant exchange or
       subscription rights to the holders of convertible
       bonds and amend the Articles of Association
       in Paragraph 4 share capital and shares through
       the insertion of a new Paragraph 6

11.    Approve to change the mane of the Company                 Mgmt          No vote

12.    Amend the Articles of Association                         Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 ING INDUSTRIAL FUND                                                                         Agenda Number:  701072629
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49469101
    Meeting Type:  AGM
    Meeting Date:  30-Oct-2006
          Ticker:
            ISIN:  AU000000IIF8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive a presentation on the results and activities      Non-Voting    No vote
       of the Fund for the FYE 30 JUN 2006 and an
       update of the activities post 30 JUN 2006

1.     Approve and ratify the issue of 40,178,572 units          Mgmt          For                            For
       at an issue price of AUD 2.24 on 06 APR 2006

2.     Approve and ratify the issue of 43,200,000 units          Mgmt          For                            For
       at an issued price of AUD 2.13 on 11 AUG 2006

S.3    Amend the Constitution of the Fund as specified           Mgmt          For                            For
       and authorize the Responsibility Entity to
       execute the deed poll and lodge it with the
       Australian Securities and Investments Commission




--------------------------------------------------------------------------------------------------------------------------
 ING OFFICE FUND                                                                             Agenda Number:  701103044
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q49560107
    Meeting Type:  AGM
    Meeting Date:  07-Dec-2006
          Ticker:
            ISIN:  AU000000IOF6
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive a presentation on the results and activities      Non-Voting    No vote
       of the Fund for the FYE 30 JUN 2006 and an
       update of the activities post 30 JUN 2006

1.     Approve the acquisition of 20% interest in the            Mgmt          For                            For
       ING Dutch Office Fund from ING Vastgoed Belegging
       BV, an ING Group related Company

2.     Approve the issue of 125,000,000 units to institutional   Mgmt          For                            For
       investors at an issue price to be determined




--------------------------------------------------------------------------------------------------------------------------
 INVESTA PROPERTY GROUP, SYDNEY                                                              Agenda Number:  701067628
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q4968M105
    Meeting Type:  AGM
    Meeting Date:  26-Oct-2006
          Ticker:
            ISIN:  AU000000IPG1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial report and              Non-Voting    No vote
       the reports of the Directors and of the Auditor
       for the YE 30 JUN 2006

2.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2006

3.A    Re-elect Mr. Steve Crane as a Director of the             Mgmt          For                            For
       Company, who will retire at the close of the
       meeting in accordance with Rule 7.1.(e)(1)
       of the Company s Constitution

3.B    Re-elect Mr. Graham Monk as a Director of the             Mgmt          For                            For
       Company, who will retire at the close of the
       meeting in accordance with Rule 7.1.(e)(1)
       of the Company s Constitution

3.C    Re-elect the Honorable Robert Webster as a Director       Mgmt          For                            For
       of the Company, who will retire at the close
       of the meeting in accordance with Rule 7.1.(e)(1)
       of the Company s Constitution

3.D    Elect Deborah Page AM as a Director of the Company,       Mgmt          For                            For
       who will retire at the close of the meeting
       in accordance with Rule 7.1.(e)(2) of the Company
       s Constitution




--------------------------------------------------------------------------------------------------------------------------
 IVG IMMOBILIEN AG, BONN                                                                     Agenda Number:  701209529
--------------------------------------------------------------------------------------------------------------------------
        Security:  D36953103
    Meeting Type:  AGM
    Meeting Date:  24-May-2007
          Ticker:
            ISIN:  DE0006205701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting    No vote
       MEETING IS 03 MAY 2007, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2006 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 58,000,000 as follows: Payment
       of a dividend of EUR 0.50 per share ex-dividend
       and payable date: 25 MAY 2007

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board

5.     Elections to the Supervisory Board                        Mgmt          For                            For

6.     Authorization to issue convertible and/or warrant         Mgmt          For                            For
       bonds, the revision of the contingent capital,
       and the corresponding amendments to the Articles
       of Association; the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to issue bearer bonds of
       up to EUR 1,500,000,000, having a term of up
       to 20 years and conferring a conversion or
       option right for new shares of the company,
       on or before 23 MAY 2012; shareholders shall
       be granted subscription rights, except for
       the issue of bonds at a price not materially
       below their theoretical market value, for residual
       amounts, and in order to grant such rights
       to other bond holders; the share capital shall
       be increased accordingly by up to EUR 22,000,0
       00 through the issue of up to 22,000,000 new
       bearer shares, insofar as conversion or option
       rights are exercised; the other contingent
       capital shall be decreased to a total of EUR
       8,654,262

7.     Authorization to acquire own shares The company           Mgmt          For                            For
       shall be authorized to acquire own shares of
       up to 10% of its share capital, at prices not
       deviating more than 10% from the market price
       of the shares, on or before 23 NOV 2008. The
       Board of MDs shall be authorized to dispose
       of the shares in a manner other than the stock
       exchange or a rights offering if the shares
       are sold at a price not materially below their
       market price, to use the shares for acquisition
       purposes or for the fulfillment of conversion
       or option rights, and to retire the shares

8.     Amendment to the Articles of Association in               Mgmt          For                            For
       accordance with the new Transparency Directive
       Implementation Law [TUG]; the Company shall
       be authorized to transmit information to shareholders
       by electronic means

9.     Appointment of Auditors for the 2007 FY: PricewaterhouseCoopersMgmt          For                            For
       AG, Dusseldorf




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701075245
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  SGM
    Meeting Date:  24-Oct-2006
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify the Agreements  as specified           Mgmt          For                            For
       and the transactions contemplated thereunder
       and authorize the Board of Directors of the
       Company to take all such actions as it considers
       necessary or desirable to implement and give
       effect to the agreements and the transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 KERRY PROPERTIES LTD                                                                        Agenda Number:  701196861
--------------------------------------------------------------------------------------------------------------------------
        Security:  G52440107
    Meeting Type:  AGM
    Meeting Date:  03-May-2007
          Ticker:
            ISIN:  BMG524401079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2005

2.     Declare a final dividend for the YE 31 DEC 2005           Mgmt          For                            For

3.     Re-elect the retiring Directors                           Mgmt          For                            For

4.     Approve to fix the Directors  fees                        Mgmt          For                            For

5.     Re-appoint the retiring Auditor and authorize             Mgmt          For                            For
       the Directors of the Company to fix its remuneration

6.A    Authorize the Directors of the Company, in substitution   Mgmt          Against                        Against
       of all previous authorities, to allot, issue
       and deal with additional shares in the share
       capital of the Company and make or grant offers,
       agreements, options and other rights, or issue
       warrants and other securities including bonds,
       debentures and notes convertible into shares
       of the Company during and after the relevant
       period, a) not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing of this
       resolution; and b) the nominal amount of any
       share capital repurchased by the Company subsequent
       to the passing of this resolution up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the issued share capital
       of the Company, otherwise than pursuant to
       i) a rights issue; or ii) the exercise of any
       option under any share option scheme or similar
       arrangement; or iii) any scrip dividend or
       similar arrangement; or iv) any adjustment,
       after the date of grant or issue of any options,
       rights to subscribe or other securities referred
       to the above, in the price at which shares
       in the Company shall be subscribed, and/or
       in the number of shares in the Company which
       shall be subscribed, on exercise of relevant
       rights under such options, warrants or other
       securities, such adjustment being made in accordance
       with or as contemplated by the terms of such
       options, rights to subscribe or other securities;
       or v) a specified authority granted by the
       shareholders of the Company in general meeting;
       Authority expires by the conclusion of the
       next AGM of the Company as required by the
       Bye-laws of the Company or any other applicable
       laws of Bermuda to be held

6.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares during the relevant period,
       on the Stock Exchange of Hong Kong Limited
       the Stock Exchange or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for this purpose, not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       of this resolution; Authority expires by the
       conclusion of the next AGM of the Company as
       required by the Bye-laws of the Company or
       any other applicable laws of Bermuda to be
       held

6.C    Approve the general mandate granted to the Directors      Mgmt          Against                        Against
       of the Company, conditional upon the passing
       of Resolution 6.B, to allot shares pursuant
       to Resolution 6.A, by the addition to the aggregate
       nominal amount of the share capital which may
       be allotted or agreed to be allotted by the
       Directors of the Company pursuant to such general
       mandate of an amount representing the aggregate
       nominal amount of the share capital repurchased
       by the Company pursuant to Resolution 6.B




--------------------------------------------------------------------------------------------------------------------------
 LAND SECURITIES GROUP PLC                                                                   Agenda Number:  701025480
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5375M118
    Meeting Type:  AGM
    Meeting Date:  19-Jul-2006
          Ticker:
            ISIN:  GB0031809436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and financial statements               Mgmt          No vote
       for the YE 31 MAR 2006, together with the report
       of the Auditors

2.     Approve to confirm the interim dividend paid              Mgmt          No vote
       in the year and authorize the payment of a
       final dividend for the year of 28.55p per share

3.     Approve the Directors  remuneration report for            Mgmt          No vote
       the YE 31 MAR 2006

4.     Re-appoint Mr. Martin Greenslade as a Director            Mgmt          No vote

5.     Re-elect Mr. Peter Birch as a Director                    Mgmt          No vote

6.     Re-elect Sir. Winfried Bischoff as a Director             Mgmt          No vote

7.     Re-elect Mr. David Rough as a Director                    Mgmt          No vote

8.     Re-elect Mr. Ian Ellis as a Director                      Mgmt          No vote

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          No vote
       Auditors of the Company for the ensuing year

10.    Authorize the Directors to determine the remuneration     Mgmt          No vote
       of the Auditors

11.    Authorize the Directors, in accordance with               Mgmt          No vote
       Section 80 of the Companies Act 1985, to allot
       relevant securities  Section 80(2)  up to an
       aggregate nominal amount of GBP 13,067,933;
       Authority expires the conclusion of the next
       AGM of the Company ; the Company may make an
       offer or agreement which would or might require
       the relevant securities to be allotted and
       the Directors may allot relevant securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.12   Authorize the Directors, pursuant to Section              Mgmt          No vote
       95 of the Companies Act 1985, to allot equity
       securities  Section 94 of that Act  for cash
       pursuant to the authority conferred by Resolution
       11 and/or where such allotment constitutes
       an allotment of equity securities by virtue
       of Section 94(3A) of the said Act, disapplying
       the statutory pre-emption rights  Section 89(1)
       , provided that this power is limited to the
       allotment of equity securities: i) in connection
       with a right issue, open offer or other offer
       of securities in favour of the holders of the
       ordinary shares; ii) up to an aggregate nominal
       amount of GBP 2,346,603;  Authority expires
       the conclusion of the next AGM of the Company
       ; the Company may make an offer or agreement
       which would or might require the equity securities
       to be allotted and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.13   Authorize the Company to purchase its own ordinary        Mgmt          No vote
       shares by way of market purchase  Section 163(3)
       of the Companies Act 1985  of up 46,932,066
       ordinary shares of 10p, at a minimum price
       of 10p and up to 105% of the average middle
       market quotations for such shares derived from
       the London Stock Exchange Daily Official List,
       over the previous 5 business days;  Authority
       expires the earlier of the conclusion of the
       next AGM of the Company to be held in 2007
       or any adjournment thereof or 18 months ; the
       Company, before the expiry, may make a contract
       to purchase ordinary shares which will or may
       be executed wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 LAND SECURITIES GROUP PLC  R.E.I.T                                                          Agenda Number:  701107193
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5375M118
    Meeting Type:  EGM
    Meeting Date:  15-Dec-2006
          Ticker:
            ISIN:  GB0031809436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend, with effect from and including the               Mgmt          For                            For
       first day of the first specified accounting
       period following the date of this resolution
       in respect of which the Company has given a
       valid notice under Section 109 of the Finance
       Act 2006, the Articles of Association by inserting
       the new Article 41A immediately following Article
       41 as specified




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY INTERNATIONAL PLC R.E.I.T.                                                          Agenda Number:  701107876
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8995Y108
    Meeting Type:  EGM
    Meeting Date:  18-Dec-2006
          Ticker:
            ISIN:  GB0006834344
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend the Articles of Association by inserting            Mgmt          For                            For
       the text as specified as a new Article 131A
       following the Article 131




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY INTERNATIONAL PLC R.E.I.T.                                                          Agenda Number:  701176035
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8995Y108
    Meeting Type:  AGM
    Meeting Date:  20-Apr-2007
          Ticker:
            ISIN:  GB0006834344
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the accounts and the reports of the               Mgmt          For                            For
       Directors and the Auditors for the YE 31 DEC
       2006

2.     Declare a final dividend for the YE 31 DEC 2006           Mgmt          For                            For
       of 17.25p per ordinary share

3.     Elect Mr. I.D. Hawksworth as a Director                   Mgmt          For                            For

4.     Elect Mr. N. Sachdev as a Director                        Mgmt          For                            For

5.     Re-elect Mr. A.C. Smith as a Director                     Mgmt          For                            For

6.     Re-elect Mr. J.G. Abel as a Director                      Mgmt          For                            For

7.     Re-elect Mr. D.P.H. Burgess as a Director                 Mgmt          For                            For

8.     Re-elect Mr. R.W.T. Buchanan as a Director                Mgmt          For                            For

9.     Re-elect Mr. G.J. Gordon as a Director                    Mgmt          For                            For

10.    Re-elect Mr. M. Rapp as a Director                        Mgmt          For                            For

11.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company to hold Office until
       the conclusion of the next general meeting
       at which accounts are laid before the Company
       and that their remuneration determined by the
       Audit Committee of the Board

12.    Approve the Directors  remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2006

S.13   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases Section 163 of the Act of up to
       36,277,267 ordinary shares of 50p each in the
       capital of the Company, at a minimum price
       of 50p and not more than 105% of the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days; Authority
       expires the earlier of the conclusion of the
       AGM of the Company in 2008 or 20 JUL 2008;
       except in relation to the purchase of shares
       the contract for which was concluded before
       the expiry of such authority and which might
       be executed wholly or partly after such expiry

S.14   Authorize the Company, subject to and in accordance       Mgmt          For                            For
       with the provisions of the Companies Act 2006,
       to send, convey or supply all types of notices,
       documents or information to the shareholders
       by means of electronic equipment for the processing
       including digital compression, storage and
       transmission of data, employing wires, radio
       optical technologies, or any other electromagnetic
       means, including by making such notices, documents
       or information available on a website; and
       approve the regulations as specified and adopt
       the new Articles of Association of the Company,
       in substitution for and to the exclusion of
       the existing Articles of Association with effect
       from the end of this meeting




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE GOODMAN GROUP                                                                     Agenda Number:  701025101
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5701Z105
    Meeting Type:  EGM
    Meeting Date:  21-Jul-2006
          Ticker:
            ISIN:  AU000000MGQ1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THE BELOW RESOLUTIONS ARE ORDINARY       Non-Voting    No vote
       RESOLUTIONS FOR MACQUARIE GOODMAN MANAGEMENT
       LIMITED  MGM  AND SPECIAL RESOLUTIONS FOR MACQUARIE
       GOODMAN INDUSTRIAL TRUST MGI

1.     Approve and ratify the issue of: a) 33,483,220            Mgmt          No vote
       Macquarie Goodman Group Stapled Securities
       to the vendors of Eurinpro to fund the acquisition
       of that corporation, issued at AUD 5.10 per
       Stapled Security on 01 JUN 2006 and b) 63,079,094
       Macquarie Goodman Group Stapled Securities
       to certain institutional and sophisticated
       investors at AUD 5.10 per Stapled Security
       completed on 31 MAY 2006 as specified

2.     Approve the issue of 5,548,357 Macquarie Goodman          Mgmt          No vote
       Group Stapled Securities to Goodman Holdings
       Pty Limited at AUD 5.10 per stapled security

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE GOODMAN GROUP                                                                     Agenda Number:  701081820
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5701Z105
    Meeting Type:  AGM
    Meeting Date:  16-Nov-2006
          Ticker:
            ISIN:  AU000000MGQ1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the annual report of Macquarie Goodman            Non-Voting    No vote
       Group

1.     Re-elect Mr. David Clarke as a Director of MGM,           Mgmt          For                            For
       who retires in accordance with the Constitution

2.     Re-elect Mr. Ian Ferrier as a Director of MGM,            Mgmt          For                            For
       who retires in accordance with the Constitution

3.     Elect Mr. James Sloman as a Director of MGM,              Mgmt          For                            For
       who retires in accordance with the Constitution

4.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2006

S.5    Approve, for all purposes  including for the              Mgmt          For                            For
       purposes of Listing Rule 7.1 and ASIC Class
       Order 05/26 , the issue of securities that
       are not subscribed for by security holders
       under the DRP for the distribution period from
       01 OCT 2006 to 31 DEC 2007 to the underwriter
       of the DRP, or persons procured by the underwriter

6.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules: a) the issue of
       2,000,000 securities to Mr. Gregory Goodman
       under the ESAP at an issue price of AUD 5.24
       per security; and b) the making of an interest
       bearing loan of AUD 10,480,000 on a limited
       recourse basis under the ESAP for the purpose
       of acquiring those securities

7.     Approve, for the purposes of the Constitution             Mgmt          For                            For
       and Listing Rule 10.17, to increase the maximum
       aggregate remuneration that may be paid to
       all of the Non-Executive Directors of MGM for
       their services by AUD 1,550,000 to AUD 2,500,000
       per annum

8.     Approve, for all purposes under the Listing               Mgmt          For                            For
       Rules, for the issue of options over securities
       under the EOP as amended for a period of 3
       years from the date of the approval

9.     Approve, for all purposes under the Corporation           Mgmt          For                            For
       Act and the Listing Rules, for the 18,876,000
       options issued under the EOP in the 12 month
       prior to 16 NOV 2006




--------------------------------------------------------------------------------------------------------------------------
 MACQUARIE GOODMAN GROUP                                                                     Agenda Number:  701264208
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q5701Z105
    Meeting Type:  OGM
    Meeting Date:  27-Jun-2007
          Ticker:
            ISIN:  AU000000MGQ1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve to change the name of Macquarie Goodman           Mgmt          For                            For
       Management Limited to Goodman International
       Limited to take effect when the Australian
       Securities and Investments Commission alters
       the details of the registration in accordance
       with the Corporations Act




--------------------------------------------------------------------------------------------------------------------------
 MERCIALYS, PARIS                                                                            Agenda Number:  701178798
--------------------------------------------------------------------------------------------------------------------------
        Security:  F61573105
    Meeting Type:  MIX
    Meeting Date:  26-Apr-2007
          Ticker:
            ISIN:  FR0010241638
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Verification Period:  Registered Shares: 1 to             Non-Voting    No vote
       5 days prior to the meeting date, depends on
       company s by-laws.  Bearer Shares: 6 days prior
       to the meeting date.    French Resident Shareowners
       must complete, sign and forward the Proxy Card
       directly to the sub custodian. Please contact
       your Client Service Representative to obtain
       the necessary card, account details and directions.
       The following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative.    Trades/Vote Instructions:
       Since France maintains a Verification Period,
       for vote instructions submitted that have a
       trade transacted (sell) for either the full
       security position or a partial amount after
       the vote instruction has been submitted and
       the Global Custodian advises of the position
       change via the account position collection
       process, There is a process in effect which
       will advise the Global Custodian of the new
       account position available for voting. This
       will ensure that the local custodian is instructed
       to amend the vote instruction and release the
       shares for settlement of the sale transaction.
       This procedure pertains to sale transactions
       with a settlement date prior to Meeting Date
       + 1

O.1    Receive the reports of the Directors and the              Mgmt          For                            For
       Auditors; approve the Company s financial statements
       for the YE 2006, as presented, showing earnings
       of EUR 59,167,647.91; acknowledge to allocate
       the dividends to the retained earnings account
       on the 79,707 shares held by the Company on
       05 MAY 2006, which represent a total amount
       of EUR 47,027.13

O.2    Receive the reports of the Board of Directors             Mgmt          For                            For
       and the auditors; approve the consolidated
       financial statements for the said FY, in the
       form presented to the meeting, showing net
       consolidated income group share of EUR 60,468,000.00

O.3    Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and resolves that the income for
       the FY be appropriated as follows: Earning
       of the FY: EUR 59,167,647.91; allocate the
       legal reserve: EUR 2,958,382.40, retained earnings:
       EUR 47,027.13, distributable earnings: EUR
       56,256,292.64, dividend for 72,918,918 shares:
       EUR 51,772,431.18; allocate the retained earnings
       account: EUR 4,483,860.86, each share will
       be entitled to a dividend of EUR 0.71, since
       an interim dividend of EUR 0.33 was already
       paid on 13 OCT 2006, the shareholders will
       receive the balance of the dividend, i.e. an
       amount of EUR 0.38 per share, and will entitle
       to the 40% deduction provided by the French
       Tax Code, this dividend will be paid on 03
       MAY 2007; in the event that the Company holds
       some of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the retained earnings account;
       as required by Law, it is reminded that, for
       the last 3 FYs, as specified

O.4    Receive the special report of the Auditors on             Mgmt          Against                        Against
       agreements governed by the Article L.225-38
       of the French Commercial Code; approve the
       said report and the agreements referred to
       therein

O.5    Ratify the appointment of the Company general             Mgmt          For                            For
       assurances vie as a control agent and fixed
       its salary at EUR 15,000.00

O.6    Appoint the Director of the Company for a 3-year          Mgmt          Against                        Against
       period

O.7    Ratify the decision of the Board of Directors,            Mgmt          For                            For
       on 05 MAR 2007; to transfer the registered
       office to 10 RUE Cimarosa, 75116 Paris, and
       also acknowledge the amendment of the Article
       4 of the Bylaws

O.8    Authorize the Board of Directors to buy back              Mgmt          Against                        Against
       the Company s shares on the open market; subject
       to the conditions described below: maximum
       purchase price: EUR 42.00, maximum number of
       shares to be acquired: 10% of the share capital,
       7,256,160 shares, maximum funds invested in
       the share buybacks: EUR 304,758,720.00; this
       authorization is given for an 18-month period;
       the number of shares acquired by the Company
       with a view to their retention or their subsequent
       delivery in payment or exchange as part of
       a merger, divestment or capital contribution
       cannot exceed 5% of its capital; the shareholders
       meeting grants full powers to the Board of
       Directors to carry out all filings, publications
       and other formalities prescribed By Law

E.9    Acknowledge the amendments of the Decree of               Mgmt          For                            For
       23 MAR 2007 on trading Companies, as modified
       by the Decree number 2006-1566 of 11 DEC 2006,
       resolves, consequently; amend the Article No.
       25 III and 27 I of the Bylaws as specified

E.10   Authorize the Board of Directors; to increase             Mgmt          For                            For
       the capital, on 1or more occasions, at its
       sole discretion, in France or Abroad, by a
       maximum nominal amount of EUR 40,000,000.00,
       by issuance, with preferred subscription rights
       maintained, of shares or securities giving
       access to the capital; the maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 200,000,000.00; this authorization
       is granted for a 26-month period and supersedes
       and all earlier delegations to the same effect;
       to take all necessary measures and accomplish
       all necessary formalities

E.11   Authorize the Board of Directors; to increase             Mgmt          Against                        Against
       the capital, on 1 or more occasions, at its
       sole discretion, in France or Abroad, by a
       maximum nominal amount of EUR 40,000,000.00,
       by issuance, with cancellation of preferred
       subscription rights, of shares or securities
       giving access to the capital. The maximum nominal
       amount of debt securities which may be issued
       shall not exceed EUR 200,000,000.00; this authorization
       is granted for a 26-month period and supersedes
       any and all earlier delegations to the same
       effect; to take all necessary measures and
       accomplish all necessary formalities

E.12   Authorize the Board of Directors, for each of             Mgmt          Against                        Against
       the issues decided by virtue of the Resolutions
       number 10 and 11 and at its sole discretion,
       to increase the number of shares and securities
       to be issued, at the same price as the initial
       issue, in the conditions of Article L. 225-135-1
       of the French Commercial Code and within the
       limit of tile ceiling set forth in the Resolution
       numbers 10 and 11 and the overall ceiling set
       forth in the Resolution number 16

E.13   Authorize the Board of Directors, for each of             Mgmt          Against                        Against
       the issuances carried out by virtue of the
       Resolution number 10, within the limit of 10%
       of the Company s share capital per year, to
       set the issue price, in accordance with the
       terms and conditions determined by the shareholders
       meeting, in accordance with Article L. 225-136
       of the French Commercial Code

E.14   Authorize the Board of Directors: to increase             Mgmt          For                            For
       the share capital, in 1 or more occasions and
       at its sole discretion, to a maximum nominal
       amount of EUR 40,000,000.00, by way of capitalizing
       reserves, profits, premiums or other means,
       provided that such capitalization is allowed
       by Law and under the By-Laws, by issuing bonus
       shares or raising the par value of existing
       shares, or by a combination of these methods;
       this authorization is given for a 26-month
       period and supersedes any and all earlier delegations
       to the same effect; to take all necessary measures
       and accomplish all necessary formalities

E.15   Authorize the Board of Directors: to increase             Mgmt          For                            For
       the share capital, up to 10% of the share capital,
       by way of issuing, with cancellation of the
       shareholders  preferred subscription rights,
       shares or securities giving access to the capital,
       in consideration for the contributions in kind
       granted to the Company and comprised of capital
       securities or securities giving access to share
       capital; this authorization is grated for a
       26-month period and supersedes any and all
       earlier delegations to the same effect; to
       take all necessary measures and accomplish
       all necessary formalities

E.16   Adopt the Resolutions 10 to 15, the shareholders          Mgmt          For                            For
       meeting decides that the overall nominal amount
       pertaining to the capital increases to be carried
       out with the use of the delegations given by
       Resolutions number 10 to 15 shall nor exceed
       EUR 40,000,000.00 this amount is Independent
       to the one given in the Resolution number 18,
       the issues of debt securities to be carried
       out with the use of the delegations given by
       Resolutions number 10 to 15 shall not exceed
       EUR 200,000,000.00

E.17   Authorize the Board of Directors: to issue,               Mgmt          Against                        Against
       with cancellation of preferred subscription
       rights, shares or securities giving access
       to the Company s share capital, in consideration
       for securities tendered in a public exchange
       offer initiated by the Company concerning the
       shares of another listed Company; the maximal
       nominal amount of capital increases to be carried
       out under this delegation, authority shall
       not exceed EUR 40,000,000.00, the nominal amount
       of debt securities issued shall not exceed
       EUR 200,000,000.00; this authorization is granted
       for a 26-month period and supersedes any and
       all earlier delegations to the same effect;
       to take all necessary measures and accomplish
       all necessary formalities

E.18   Authorize the Board of Directors to decide on             Mgmt          For                            For
       the issuance, on one or occasions, in France
       or abroad, of a maximum nominal amount of EUR
       200,000,000.00, of securities giving right
       to the allocation of debt securities or granting
       a debt right on the Company and not leading
       to a capital increase; the present delegation
       is given for a 26-month period and supersedes
       any and all earlier delegations to the same
       effect; to take all necessary measures and
       accomplish all necessary formalities

E.19   Authorize the issuance by any Company holding             Mgmt          Against                        Against
       over 50% of Mercialys capital of securities
       giving right to the allocation of existing
       shares in the Company held by the issuing Company
       or Companies; the present delegation is given
       for a 26-month period and supersedes any and
       all earlier delegations to the same effect

E.20   Authorize the Board of Directors: to increase             Mgmt          Against                        Against
       the share capital, on 1 or more occasions,
       at its sole discretion, in favour of Employees
       of the Company who are Members of a Company
       Savings Plan; this delegation is given for
       a 26-momh period and for a total number of
       shares that shall not exceed 3% of the total
       number of shares in the company; it supersedes
       any and all earlier delegations to the same
       effect; to take all necessary measures and
       accomplish all necessary formalities

E.21   Grants full powers to the bearer of an original,          Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by the Law




--------------------------------------------------------------------------------------------------------------------------
 MIRVAC GROUP                                                                                Agenda Number:  701081921
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q62377108
    Meeting Type:  MIX
    Meeting Date:  17-Nov-2006
          Ticker:
            ISIN:  AU000000MGR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU                Non-Voting    No vote

       Receive the financial reports of Mirvac Group             Non-Voting    No vote
       and MPT and the reports of the Directors and
       of the Auditors for each entity for the YE
       30 JUN 2006

1.     Re-elect Mr. Paul Blancardi, as a Director of             Mgmt          For                            For
       Mirvac Limited, who retires by rotation in
       accordance with Clause 10.3 of Mirvac s Constitution

2.A    Elect Mr. Nicholas Collishaw as a Director of             Mgmt          For                            For
       the Mirvac Limited

2.B    Elect Mr. Adrian Fini as a Director of the Mirvac         Mgmt          For                            For
       Limited

2.C    Elect Mr. Peter Hawkins as a Director of the              Mgmt          For                            For
       Mirvac Limited

2.D    Elect Ms. Penny Morris as a Director of the               Mgmt          For                            For
       Mirvac Limited

3.     Adopt the remuneration report of Mirvac Limited           Mgmt          For                            For
       for the YE 30 JUN 2006

4.     Approve, with effect from 01 JUL 2006, that               Mgmt          For                            For
       the remuneration for the services of the Non-Executive
       Directors of Mirvac Limited or to any of its
       controlled entities by AUD 200,000 per annum
       to an aggregate maximum sum of AUD 1,200,000
       per annum and that, such remuneration be divided
       among the Non-Executive Directors in such proportion
       and manner as the Directors agree  or in default
       of agreement, equally

5.A    Approve, for all purposes, the terms of the               Mgmt          For                            For
       Long Term Incentive Plan, as specified

5.B    Approve, for all purposes, the terms of the               Mgmt          For                            For
       General Employee Exemption, as specified

6.1.A  Approve, pursuant to the approval of Resolution           Mgmt          For                            For
       5.A, for all purposes, including for the purpose
       of ASX Listing Rule 10.14 and the provision
       of financial assistance by Mirvac Group, the
       participation by Mr. Gregory Paramor  Managing
       Director  in the Mirvac Group Long Term Incentive
       Plan on the terms of that Plan and as otherwise,
       as specified, including the provision of loans
       to Mr. Paramor to acquire Mirvac Group stapled
       securities, as specified

6.1.B  Approve, pursuant to the approval of Resolution           Mgmt          For                            For
       5.A, for all purposes, including for the purpose
       of ASX Listing Rule 10.14 and the provision
       of financial assistance by Mirvac Group, the
       participation by Mr. Nicholas Collishaw  Executive
       Director  in the Mirvac Group Long Term Incentive
       Plan on the terms of that Plan and as otherwise,
       as specified, including the provision of loans
       to Mr. Collishaw to acquire Mirvac Group stapled
       securities, as specified

6.1.C  Approve, pursuant to the approval of Resolution           Mgmt          For                            For
       5.A,for all purposes, including for the purpose
       of ASX Listing Rule 10.14 and the provision
       of financial assistance by Mirvac Group, the
       participation by Mr. Adrian Fini  Executive
       Director  in the Mirvac Group Long Term Incentive
       Plan on the terms of that Plan and as otherwise,
       as specified, including the provision of loans
       to Mr. Fini to acquire Mirvac Group stapled
       securities, as specified

6.2.A  Approve, pursuant to the approval of Resolution           Mgmt          For                            For
       5.B, for all purposes, including for the purpose
       of ASX Listing Rule 10.14 and the provision
       of a financial benefit by Mirvac Group, the
       participation by Mr. Gregory Paramor  Managing
       Director  in the Mirvac Group General Employee
       Exemption Plan on the terms of that Plan and
       as otherwise specified

6.2.B  Approve, pursuant to the approval of Resolution           Mgmt          For                            For
       5.B, for all purposes, including for the purpose
       of ASX Listing Rule 10.14 and the provision
       of a financial benefit by Mirvac Group, the
       participation by Mr. Nicholas Collishaw  Executive
       Director  in the Mirvac Group General Employee
       Exemption Plan on the terms of that Plan and
       as otherwise, as specified

6.2.C  Approve, pursuant to the approval of Resolution           Mgmt          For                            For
       5.B, for all purposes, including for the purpose
       of ASX Listing Rule 10.14 and the provision
       of a financial benefit by Mirvac Group, the
       participation by Mr. Adriani Fini  Executive
       Director  in the Mirvac Group General Employee
       Exemption Plan on the terms of that Plan and
       as otherwise, as specified




--------------------------------------------------------------------------------------------------------------------------
 MITSUBISHI ESTATE COMPANY,LIMITED                                                           Agenda Number:  701235346
--------------------------------------------------------------------------------------------------------------------------
        Security:  J43916113
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2007
          Ticker:
            ISIN:  JP3899600005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting    No vote
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          Against                        Against

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

3.11   Appoint a Director                                        Mgmt          For                            For

3.12   Appoint a Director                                        Mgmt          For                            For

3.13   Appoint a Director                                        Mgmt          For                            For

4.     Appoint a Corporate Auditor                               Mgmt          Against                        Against

5.     Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 MITSUI FUDOSAN CO LTD (FORMERLY MITSUI REAL ESTATE DEVELOPMENT CO LTD)                      Agenda Number:  701280567
--------------------------------------------------------------------------------------------------------------------------
        Security:  J4509L101
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2007
          Ticker:
            ISIN:  JP3893200000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

2.4    Appoint a Director                                        Mgmt          For                            For

2.5    Appoint a Director                                        Mgmt          For                            For

2.6    Appoint a Director                                        Mgmt          For                            For

2.7    Appoint a Director                                        Mgmt          For                            For

2.8    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          For                            For

3.2    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4      Approve Final Payment Associated with Abolition           Mgmt          For                            For
       of Retirement Benefit System  for Directors
       and Auditors

5      Approve Payment of Bonuses to Directors and               Mgmt          For                            For
       Corporate Auditors

6      Amend the Compensation to be Received by Corporate        Mgmt          For                            For
       Officers

7      Authorize Use of Stock Option Plan for Directors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NTT URBAN DEVELOPMENT CORPORATION                                                           Agenda Number:  701235764
--------------------------------------------------------------------------------------------------------------------------
        Security:  J5940Z104
    Meeting Type:  AGM
    Meeting Date:  21-Jun-2007
          Ticker:
            ISIN:  JP3165690003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note this announcement is being provided           Non-Voting    No vote
       to inform you that the true agenda has been
       released and is available for your review.
       (Please refer to the attached PDF files.)

1.     Approve Appropriation of Retained Earnings                Mgmt          For                            For

2.1    Appoint a Director                                        Mgmt          For                            For

2.2    Appoint a Director                                        Mgmt          For                            For

2.3    Appoint a Director                                        Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against

4.     Appoint Accounting Auditors                               Mgmt          For                            For

5.     Approve Payment of Bonuses to Corporate Officers          Mgmt          For                            For

6.     Approve Retirement Allowance for Retiring Directors,      Mgmt          Against                        Against
       and Payment of Accrued Benefits associated
       with Abolition of Retirement Benefit System
       for Current Corporate Officers

7.     Amend the Compensation to be received by Corporate        Mgmt          For                            For
       Officers




--------------------------------------------------------------------------------------------------------------------------
 PATRIZIA IMMOBILIEN AG, AUGSBURG                                                            Agenda Number:  701241488
--------------------------------------------------------------------------------------------------------------------------
        Security:  D5988D110
    Meeting Type:  AGM
    Meeting Date:  13-Jun-2007
          Ticker:
            ISIN:  DE000PAT1AG3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES MAY BE BLOCKED              Non-Voting    No vote
       DEPENDING ON SOME SUBCUSTODIANS' PROCESSING
       IN THE MARKET. PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

1.     Presentation of the financial statements and              Non-Voting    No vote
       annual report for the 2006 FY with the report
       of the Supervisory Board, the Group financial
       statements and Group annual report

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 12,706,940.70 as follows: payment
       of a dividend of EUR 0.15 per share EUR 4,887,440.70
       shall be carried forward ex-dividend and payable
       date: 14 JUN 2007

3.     Ratification of the Acts of the Board of Managing         Mgmt          For                            For
       Directors

4.     Ratification of the Acts of the Supervisory               Mgmt          For                            For
       Board

5.     Appointment of the Auditors for the 2007 FY:              Mgmt          For                            For
       Deloitte + Touche GM BH, Munich

6.     Election to the Supervisory Board                         Mgmt          For                            For

7.     Resolution on the Supervisory Board remuneration          Mgmt          For                            For
       for the 2006 FY, each Supervisory Board Member
       shall receive a remuneration of EUR 10,000,
       the Chairman receiving 1.5 times the amount,
       as of the 2007 FY, each Member shall receive
       a fixed annual remuneration of EUR 18,750 plus
       a dividend-linked remuneration, the Chairman
       shall receive 1.33 times the amounts

8.     Resolution on the revision of the authorized              Mgmt          Against                        Against
       capital, and the corresponding amendments to
       the Articles of Association, the authorization
       to increase the share capital by up to EUR
       15,470,000 on or before 23 FEB 2011, shall
       be revoked; the Board of Managing Directors
       shall be authorized, with the consent of the
       Supervisory Board, to increase the share capital
       by up to EUR 26,065,000 through the issue of
       new shares against payment in cash and/or kind,
       on or before 12 JUN 2012 [new authorized capital],
       Shareholders shall be granted subscription
       rights, except for residual amounts, for the
       granting of subscription rights to holders
       of conversion or option rights, for the issue
       of shares at a price not materially below their
       market price, and for the issue of shares for
       acquisition purposes

9.     Resolution on the authorization to issue bonds            Mgmt          Against                        Against
       and/or profit-sharing rights, the creation
       of contingent capital, and the corresponding
       amendments to the Articles of Association,
       the Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to issue bonds or profit-sharing rights of
       up to 750,000,000, having a term of up to 20
       years and conferring a conversion or option
       right for new shares of the company, on or
       before 12 JUN 2012, shareholders shall be granted
       subscription rights, except for residual amounts,
       for the granting of such rights to other bondholders,
       for the issue of bonds at a price not materially
       below their theoretical market value, and for
       the issue of bonds against payment in kind,
       the Company's share capital shall b e increased
       by up to EUR 26,065,000 through the issue of
       up to 26,065,000 new registered shares, insofar
       as conversion or option rights are exercised

10.    Approval of the enterprise agreement with PATRIZIA        Mgmt          For                            For
       Immobilien Kapitalanlagegesellschaft mbH, a
       wholly owned subsidiary of the Company

11.    Approval of the control and profit transfer               Mgmt          For                            For
       agreements with ten [yet to be founded] subsidiaries
       of the Company

12.    Approval of the control and Profit Transfer               Mgmt          For                            For
       Agreement with PATRIZIA PROJEKT 260 Gmbh, a
       wholly owned subsidiary of the Company




--------------------------------------------------------------------------------------------------------------------------
 PRIMARIS RETAIL REAL ESTATE INV. TRU                                                        Agenda Number:  932694347
--------------------------------------------------------------------------------------------------------------------------
        Security:  74157U109
    Meeting Type:  Special
    Meeting Date:  13-Jun-2007
          Ticker:  PMZFF
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     THE ELECTION OF THE FOLLOWING INDIVIDUALS AS              Mgmt          For                            For
       TRUSTEES OF THE REIT: ROLAND A. CARDY

1B     R. MICHAEL LATIMER                                        Mgmt          For                            For

1C     WILLIAM J. BIGGAR                                         Mgmt          For                            For

1D     KENNETH FIELD                                             Mgmt          For                            For

1E     IAN COLLIER                                               Mgmt          For                            For

1F     MICHAEL LA BRIER                                          Mgmt          For                            For

1G     MICHAEL J. NOBREGA                                        Mgmt          For                            For

1H     KERRY D. ADAMS                                            Mgmt          For                            For

02     THE APPOINTMENT OF KPMG LLP AS AUDITORS AND               Mgmt          For                            For
       TO AUTHORIZE THE TRUSTEES TO FIX THEIR REMUNERATION.

3A     TO PASS SPECIAL RESOLUTIONS APPROVING AMENDMENTS          Mgmt          For                            For
       TO THE REIT S DECLARATION OF TRUST AS SET OUT
       IN SCHEDULES TO THE MANAGEMENT INFORMATION
       CIRCULAR. DISTRIBUTABLE INCOME (SCHEDULE  A
       )

3B     MORTGAGE INVESTMENT RESTRICTIONS ( SCHEDULE               Mgmt          For                            For
       B )

4A     TO PASS ORDINARY RESOLUTIONS APPROVING AMENDMENTS         Mgmt          For                            For
       TO THE REIT S DECLARATION OF TRUST AS SET OUT
       IN SCHEDULES TO THE MANAGEMENT INFORMATION
       CIRCULAR. TRUSTEE COMPENSATION (SCHEDULE  C
       )

4B     INDEMNIFICATION OF OFFICERS OF THE REIT (SCHEDULE         Mgmt          For                            For
       D ).




--------------------------------------------------------------------------------------------------------------------------
 PROLOGIS EUROPEAN PROPERTIES FUND FCP, LUXEMBOURG                                           Agenda Number:  701241022
--------------------------------------------------------------------------------------------------------------------------
        Security:  L7762X107
    Meeting Type:  AGM
    Meeting Date:  23-May-2007
          Ticker:
            ISIN:  LU0100194785
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial accounts of PEP for the             Mgmt          For                            For
       YE 31 DEC 2006

2.     Appoint Ernst & Young S.A. as the Independent             Mgmt          For                            For
       Auditor, for a term of one year until the AGM
       of PEP to be held in 2008

3.     Amend the definition of the Distributable Cash            Mgmt          For                            For
       Flow as specified

4.     Amend Article 15 of the Management Regulations            Mgmt          For                            For
       in order to increase the period following the
       end of a quarter during which distributions
       of Distributable Cash Flow have to be made
       from a period of maximum 30 days to a period
       of maximum 45 days




--------------------------------------------------------------------------------------------------------------------------
 PSP SWISS PROPERTY AG, ZUG                                                                  Agenda Number:  701166159
--------------------------------------------------------------------------------------------------------------------------
        Security:  H64687124
    Meeting Type:  AGM
    Meeting Date:  04-Apr-2007
          Ticker:
            ISIN:  CH0018294154
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       THE PRACTICE OF SHARE BLOCKING VARIES WIDELY              Non-Voting    No vote
       IN THIS MARKET. PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE TO OBTAIN BLOCKING INFORMATION
       FOR YOUR ACCOUNTS.

       PLEASE NOTE THAT THIS IS THE PART II OF THE               Non-Voting    No vote
       MEETING NOTICE SENT UNDER MEETING 363814, INCLUDING
       THE AGENDA. TO VOTE IN THE UPCOMING MEETING,
       YOUR NAME MUST BE NOTIFIED TO THE COMPANY REGISTRAR
       AS BENEFICIAL OWNER BEFORE THE RE-REGISTRATION
       DEADLINE. PLEASE NOTE THAT THOSE INSTRUCTIONS
       THAT ARE SUBMITTED AFTER THE CUTOFF DATE WILL
       BE PROCESSED ON A BEST EFFORT BASIS. THANK
       YOU.

1.     Approve the annual activity report, financial             Mgmt          For                            For
       statements and consolidated financial statements
       2006, the report of the Auditors

2.     Approve the appropriation of retained earnings            Mgmt          For                            For

3.     Grant discharge to the Members of the Board               Mgmt          For                            For
       of Directors

4.     Approve the extension of the authorized share             Mgmt          Against                        Against
       capital

5.     Approve the reduction in share capital for nominal        Mgmt          For                            For
       value repayment to the shareholders instead
       of a dividend for the 2006 FY

6.     Amend Article 18 (1) of the Articles of Association:      Mgmt          For                            For
       number of Board Members

7.1    Elect Mr. Luciano Gabriel as a Board of Director          Mgmt          For                            For

7.2    Elect Mr. Nathan Hetz as a Board of Director              Mgmt          For                            For

7.3    Elect Mr. Max Zollinger as a Board of Director            Mgmt          For                            For

8.     Elect the Statutory Auditors also to act as              Mgmt          For                            For
       Group Auditors

9.     Elect the Special Auditors for Special Auditors          Mgmt          For                            For
       pursuant to Article 20 (3) of the Articles
       of Association




--------------------------------------------------------------------------------------------------------------------------
 QUINTAIN ESTATES AND DEVELOPMENT PLC                                                        Agenda Number:  701046953
--------------------------------------------------------------------------------------------------------------------------
        Security:  G73282108
    Meeting Type:  AGM
    Meeting Date:  05-Sep-2006
          Ticker:
            ISIN:  GB0007184442
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Director s report and               Mgmt          For                            For
       the audited accounts to YE 31 MAR 2006

2.     Declare a final dividend of 7.25 pence per share          Mgmt          For                            For

3.     Approve and adopt the remuneration report                 Mgmt          For                            For

4.     Approve and adopt the Audit Committee report              Mgmt          For                            For

5.     Re-elect Lady Judge as a Director                         Mgmt          For                            For

6.     Re-elect Mr. Martin Meech as a Director                   Mgmt          For                            For

7.     Re-elect Mr. Adrian Wyatt as a Director                   Mgmt          For                            For

8.     Re-elect Mr. Nigel Ellis as Chairman of the               Mgmt          For                            For
       Company

9.     Re-elect Mr. David Pangbourne as the Chairman             Mgmt          For                            For
       of the Audit Committee

10.    Re-elect Mr. Martin Meech as the Chairman of              Mgmt          For                            For
       the Remuneration Committee

11.    Re-appoint KMPG Audit PLC as the Auditors of              Mgmt          For                            For
       the Company

12.    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

S.13   Authorize the Directors to issue equity or equity-linked  Mgmt          For                            For
       securities with pre-emptive rights up to aggregate
       nominal amount of GBP 500,000  nominal value
       of shares to be issued in respect of outstanding
       convertibles  otherwise up to GBP 10,774,576

14.    Grant authority to issue equity or equity-linked          Mgmt          For                            For
       securities without pre-emptive rights up to
       aggregate nominal amount of GBP 1,616,186 and
       to disapply 5% statutory pre-emptive rights

15.    Authorize the Company to make market purchases            Mgmt          For                            For
       of its own shares of 12,929,491 ordinary shares
       for market purchase




--------------------------------------------------------------------------------------------------------------------------
 RODAMCO EUROPE NV, ROTTERDAM                                                                Agenda Number:  701199235
--------------------------------------------------------------------------------------------------------------------------
        Security:  N7518K100
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2007
          Ticker:
            ISIN:  NL0000289320
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 375014 DUE TO DELETION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       BLOCKING IS NOT A REQUIREMENT IMPOSED BY RODAMCO          Non-Voting    No vote
       EUROPE NV. PLEASE NOTE THAT BLOCKING CONDITIONS
       MAY APPLY. HOWEVER, DEPENDING ON THE SYSTEMS
       OF THE CUSTODIAN BANK(S). IF APPLIED, BLOCKING
       CONDITIONS WILL BE RELAXED AS THEY ARE LIMITED
       TO THE PERIOD BETWEEN VOTE DEADLINE DATE AND
       ONE DAY FOLLOWING REGISTRATION DATE. FINALLY,
       VOTE INSTRUCTIONS RECEIVED AFTER VOTE DEADLINE
       DATE ARE CONSIDERED LATE. LATE VOTES ARE PROCESSED
       ON A BEST EFFORT BASIS. BLOCKING (IF APPLICABLE)
       IS APPLIED TO LATE VOTES BEGINNING ON RECEIPT
       DATE OF VOTE INSTRUCTIONS THROUGH THE DAY FOLLOWING
       REGISTRATION DATE.

1.     Opening                                                   Non-Voting    No vote

2.     Report of the Management Board and of the Supervisory     Non-Voting    No vote
       Board on the financial year 2006

3.     Consideration and approval of annual accounts             Mgmt          For                            For
       for the financial year 2006

4.     Determination of the dividend for the financial           Mgmt          For                            For
       year 2006; It is proposed to declare a final
       cash dividend of EUR 2.34 per share, payable
       as from May 8, 2007

5.     Discharge to the Management Board; It is proposed         Mgmt          For                            For
       to grant the Management Board discharge from
       their management during the financial year
       2006

6.     Discharge to the Supervisory Board; It is proposed        Mgmt          For                            For
       to grant discharge to the Supervisory Board
       from their supervision during the financial
       year 2006

7.     Amendment to the Articles of Association: to              Mgmt          For                            For
       delete the territorial limitation from the
       object of the Company; to split the Company
       s shares; to enable the use of electronic means
       of communication related to the AGM; other
       technical changes

8.     It is proposed to re-appoint Mr. F.J.G.M Cremers          Mgmt          For                            For
       and Mr. J.W.B Westerburgen as the Members of
       the Supervisory Board of the Company per April
       27, 2007 for a period of four years until the
       Annual General Meeting in 2011

9.     It is proposed to re-appoint PricewaterhouseCoopers       Mgmt          For                            For
       Accountants N.V. as the Auditor of the Company
       for the financial year 2007

10.    Announcements of the Management Board and questions       Non-Voting    No vote

11.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 RODAMCO EUROPE NV, ROTTERDAM                                                                Agenda Number:  701261024
--------------------------------------------------------------------------------------------------------------------------
        Security:  N7518K100
    Meeting Type:  EGM
    Meeting Date:  06-Jun-2007
          Ticker:
            ISIN:  NL0000289320
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting    No vote
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     Opening                                                   Non-Voting    No vote

2.     Receive information on the contemplated merger            Non-Voting    No vote
       between Rodamco Europe N.Vand Unibail Holdings
       S.A. by means of a public bid on all outstanding
       Rodamco Europe N.V. shares

3.     Acknowledge the announcements of the Management           Non-Voting    No vote
       Board and questions

4.     Close meeting                                             Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SHANGRI-LA ASIA LTD                                                                         Agenda Number:  701229191
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8063F106
    Meeting Type:  AGM
    Meeting Date:  23-May-2007
          Ticker:
            ISIN:  BMG8063F1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the reports of the Directors and the Auditors
       for the YE 31 DEC 2006

2.     Declare a final dividend for the YE 31 DEC 2006           Mgmt          For                            For

3.i    Re-elect Mr. Giovanni Angelini as a Director              Mgmt          For                            For

3.ii   Re-elect Mr. Ho Kian Guan as a Director                   Mgmt          For                            For

3.iii  Re-elect Mr. Roberto V. Ongpin as a Director              Mgmt          For                            For

3.iv   Re-elect Mr. Timothy David Dattels as a Director          Mgmt          For                            For

4.     Approve to fix Directors  fees including fees            Mgmt          For                            For
       payable to Members of the Audit and Remuneration
       Committees

5.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors of
       the Company to fix their remuneration

6.A    Authorize the Directors of the Company, to allot          Mgmt          Against                        Against
       and issue additional shares in the share capital
       of the Company and to make or grant offers,
       agreements and options which would or might
       require the exercise of such power during and
       after the relevant period, not exceeding 20%
       of the aggregate nominal amount of the share
       capital of the Company in issue as at the date
       of the passing of this resolution and the said
       approval shall be limited accordingly, otherwise
       than pursuant to: i) a rights issue as specified;
       ii) the exercise of any option under any Share
       Option Scheme or similar arrangement for the
       grant or issue to option holders of shares
       in the Company; iii) any scrip dividend scheme
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the Company in accordance
       with the Bye-laws of the Company; iv) the exercise
       of any conversion rights attaching to the Zero
       Coupon Guaranteed Convertible Bonds due 2009
       issued by Shangri-La Finance Limited; and (v)
       any specific authority; Authority expires
       the earlier at the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-laws of the Company or
       any applicable Laws of Bermuda to be held

6.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       its own shares on The Stock Exchange of Hong
       Kong Limited the HKSE or on any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       HKSE for this purpose or on the Singapore Exchange
       Securities Trading Limited, subject to and
       in accordance with all applicable Laws and
       the requirements of the Rules Governing the
       Listing of Securities on the HKSE or that of
       any other stock exchange as amended from time
       to time as the case may be, during the relevant
       period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue as at the date of the passing
       of this resolution; Authority expires the
       earlier at the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the Bye-Laws of the Company or
       any applicable Laws of Bermuda to be held

6.C    Approve, conditional upon the passing of Resolution       Mgmt          Against                        Against
       Number 6.B, to extend the general mandate granted
       to the Directors of the Company and for the
       time being in force to exercise the powers
       of the Company to allot shares, by the addition
       to the aggregate nominal amount of the share
       capital which may be allotted or agreed conditionally
       or unconditionally to be allotted by the Directors
       of the Company pursuant to such general mandate
       of an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted by the Resolution Number 6.B, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of the
       passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE ET LE COMMERCE, PARIS                    Agenda Number:  701193295
--------------------------------------------------------------------------------------------------------------------------
        Security:  F88835115
    Meeting Type:  AGM
    Meeting Date:  10-May-2007
          Ticker:
            ISIN:  FR0000050916
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting    No vote

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

1.     Approve the company s financial statements for            Mgmt          For                            For
       the YE on 31 DEC 2006, as presented, showing
       earning of EUR 56,022,775.25, the expenses
       and charges that were not tax-deductible of
       EUR 12,699.00 with the corresponding tax, accordingly,
       the shareholders  meeting gives permanent discharge
       to the Board of Directors and the Auditors
       for the performance of FY

2.     Approve the consolidated financial statements             Mgmt          For                            For
       for the FYE on 31 DEC 2006, in the form presented
       to the meeting, showing earnings of EUR 43,030,796.86

3.     Approve the recommendations of the Board of               Mgmt          For                            For
       Directors and records that there is a distributable
       amount of EUR 56,153,577.25, composed of net
       earnings for the FY: EUR 56,022,775.25, retained
       earnings: EUR 130,802.00, the allocation by
       the Board of Directors and decides: to allocate
       to the legal reserve: EUR 38,104.80, in order
       to raise it up to the 10% limit of the share
       capital, dividends: EUR 65,152,062.93, I.E.
       EUR 3.73 for each of the 17,467,041 shares
       which shall bear an accruing dividend as of
       01 JAN 2006 up to EUR 56,115,472.45 drawn upon
       the distributable amount, and up to EUR 9,036,590.48
       drawn upon the contribution premium account,
       the shareholders will receive a net dividend
       of EUR 3.73 per share, and will entitle to
       the 10% deduction provided by the French tax
       code, this dividend will be paid on 21 MAY
       2007, in the event that the company holds some
       of its own shares on such date, the amount
       of the unpaid dividend on such shares shall
       be allocated to the retained earning account
       as required by Law

4.     Approve said report and the agreements referred           Mgmt          For                            For
       to therein; after hearing the special report
       of the Auditors on agreements governed by Article
       L.225-38 of the French commercial code

5.     Appoint Mr. Jean-Francois Gauthier as a Directors         Mgmt          Against                        Against
       for a 6-year period

6.     Authorize the Board of Directors to bur back              Mgmt          Against                        Against
       the company s shares on the open market, subject
       to the conditions described below: maximum
       purchase price: EUR 200.00, maximum number
       of shares to be acquired: 10% of the shares
       capital I.E. 1,746,704 shares, the number of
       shares acquired by the company with a view
       to their retention or their subsequent delivery
       in payment or exchange as part of a merger,
       divestment or capital contributions cannot
       exceed 5% of its capital maximum funds invested
       in the share buy backs: EUR 349,340,800.00,
       this authorization is given for an 18-month
       period, this authorization supersedes the authorization
       granted by the shareholders  meeting of 10
       MAY 2006 in its resolution number 11, the shareholders
       meeting delegates all powers to the Board
       of Directors to take all necessary measures
       and accomplish all necessary formalities

7.     Grant full powers to the share of an original,            Mgmt          For                            For
       a copy or extract of the minutes of this meeting
       to carry out all filings, publications and
       other formalities prescribed by Law




--------------------------------------------------------------------------------------------------------------------------
 SINGAPORE LD LTD                                                                            Agenda Number:  701198776
--------------------------------------------------------------------------------------------------------------------------
        Security:  V80978113
    Meeting Type:  AGM
    Meeting Date:  24-Apr-2007
          Ticker:
            ISIN:  SG1S69002321
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors  report and               Mgmt          For                            For
       audited financial statements for the YE 31
       DEC 2006

2.     Declare a final dividend of 20 cents and a special        Mgmt          For                            For
       dividend of 25 cents per share, less Singapore
       Income Tax at 18% for the YE 31 DEC 2006

3.     Approve the Directors  fees of SGD 297,314 for            Mgmt          For                            For
       the YE 31 DEC 2006

4.A    Re-elect Mr. James L. Go as a Director, who               Mgmt          Against                        Against
       retires by rotation pursuant to Article 109
       of the Company s Articles of Association

4.B    Re-elect Mr. Lance Y. Gokongwei as a Director,            Mgmt          Against                        Against
       who retires by rotation pursuant to Article
       109 of the Company s Articles of Association

4.C    Re-elect Mr. Gwee Lian Kheng as a Director,               Mgmt          Against                        Against
       who retires by rotation pursuant to Article
       109 of the Company s Articles of Association

4.D    Re-elect Miss Pang Cheng Lian as a Director,              Mgmt          Against                        Against
       who retires by rotation pursuant to Article
       109 of the Company s Articles of Association

5.A    Re-appoint Mr. Wee Cho Yaw as a Director, who             Mgmt          Against                        Against
       retires under Section 153 (6) of the Companies
       Act, Capter 50, until the next AGM

5.B    Re-appoint Mr. John Gokongwei Jr. as a Director,          Mgmt          Against                        Against
       who retires under pursuant to Section 153 (6)
       of the Companies Act, Capter 50, until the
       next AGM

5.C    Re-appoint Mr. Tan Boon Teik as a Director,               Mgmt          Against                        Against
       who retires under pursuant to Section 153 (6)
       of the Companies Act, Capter 50, until the
       next AGM

5.D    Re-appoint Mr. Hwang Soo Jin as a Director,               Mgmt          Against                        Against
       who retires under pursuant to Section 153 (6)
       of the Companies Act, Capter 50, until the
       next AGM

5.E    Re-appoint Mr. Gabriel C. Singson, Alternate              Mgmt          Against                        Against
       Director to Mr. Perry L. Pe, who retires under
       pursuant to Section 153 (6) of the Companies
       Act, Capter 50, until the next AGM

6.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors and authorize the Directors to
       fix their remuneration

7.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50 and the listing rules of the Singapore Exchange
       Securities Trading Limited SGX-ST Listing
       Manual, to issue shares including the issue
       of shares pursuant to offers, agreements or
       options made or granted by the Company and
       convertible securities including the making
       and granting of offers, agreements or options
       which would or which might require shares to
       be issued or allotted, the aggregate number
       of shares and convertible securities issued
       pursuant to this resolution to shareholders
       on a pro rata basis not exceeding 50% of the
       issued share capital of the Company, and under
       circumstances where Members of the Company
       are not given an opportunity to participate
       in such an issue, offer, agreement or option
       referred to as specified, not exceeding 20%
       of the issued share capital of the Company;
       and the percentage of issued share capital
       shall be calculated based on the Company s
       issued share capital at the time of the passing
       of this resolution after adjusting for new
       shares arising from the conversion or exercise
       of convertible securities or exercising share
       options or vesting of share awards outstanding
       or substituting at the time of the passing
       of this resolution in compliance with Part
       VIII of Chapter 8 of the SGX-ST Listing Manual,
       and any subsequent consolidation or subdivision
       of shares; Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or the date of the next AGM of the Company
       as required by Law to be held

8.     Transact any other business                               Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 SLOUGH ESTATES PLC                                                                          Agenda Number:  701106139
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81821103
    Meeting Type:  EGM
    Meeting Date:  14-Dec-2006
          Ticker:
            ISIN:  GB0008141045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend, with effect from and including the               Mgmt          For                            For
       first day of the first accounting period following
       the date of this Resolution in respect of which
       the Company has given a valid notice under
       the Section 109 of the Finance Act 2006, the
       Articles of Association by the inserting the
       new Articles 186 to 192 as specified




--------------------------------------------------------------------------------------------------------------------------
 SLOUGH ESTATES PLC                                                                          Agenda Number:  701198144
--------------------------------------------------------------------------------------------------------------------------
        Security:  G81821103
    Meeting Type:  AGM
    Meeting Date:  22-May-2007
          Ticker:
            ISIN:  GB0008141045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Directors  report and accounts for              Mgmt          For                            For
       the YE 31 DEC 2006

2.     Declare a dividend on ordinary shares                     Mgmt          For                            For

3.     Approve the remuneration report of the Remuneration       Mgmt          For                            For
       Committee

4.     Elect Mr. N.M.S. Rich as a Director                       Mgmt          For                            For

5.     Elect Mr. W.E.R. Hens as a Director                       Mgmt          For                            For

6.     Elect Mrs L.A. MacDonagh as a Director                    Mgmt          For                            For

7.     Re-elect Mr. S.L. Howard who retires from the             Mgmt          For                            For
       Board by rotation

8.     Re-elect Mr. M.D. Lees who retires from the               Mgmt          For                            For
       Board by rotation

9.     Re-elect Mr. A.W. Palmer who retires from the             Mgmt          For                            For
       Board by rotation

10.    Re-elect Mr. C.A. Peacock who retires from the            Mgmt          For                            For
       Board by rotation

11.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors

12.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

13.    Grant authority for donations under the Political         Mgmt          For                            For
       Parties, Elections and Referendums Act 2000

S.14   Approve to change the name of the Company to              Mgmt          For                            For
       SEGRO plc

S.15   Authorize the Directors to allot equity securities        Mgmt          For                            For

S.16   Approve to disapply the statutory pre-emption             Mgmt          For                            For
       provisions of the Companies Act

S.17   Authorize the Company to make market purchases            Mgmt          For                            For
       of its own ordinary shares




--------------------------------------------------------------------------------------------------------------------------
 STOCKLAND, SYDNEY NSW                                                                       Agenda Number:  701067820
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q8773B105
    Meeting Type:  AGM
    Meeting Date:  24-Oct-2006
          Ticker:
            ISIN:  AU000000SGP0
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       SPECIAL BUSINESS OF THE STOCKLAND TRUST                   Non-Voting    No vote

S.1    Amend the Constitution of Stockland Trust in              Mgmt          For                            For
       accordance with the provisions of the Supplemental
       Deed Poll No 11 as specified; and authorize
       Stockland Trust Management Limited  STML  to
       execute the Supplemental Deed Poll No 11 and
       lodge it with the Australian Securities and
       Investment Commission

       ORDINARY BUSINESS OF THE STOCKLAND CORPORATION            Non-Voting    No vote
       LIMITED

2.     Receive the annual financial report, including            Non-Voting    No vote
       the Directors  report and the financial statements
       for the YE 30 JUN 2006, together with the Auditors
       report

3.     Re-elect Ms. Lyn Gearing as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with the
       Company s Constitution

4.     Re-elect Mr. Terry Williamson as a Director               Mgmt          For                            For
       of the Company, who retires in accordance with
       the Company s Constitution

5.     Approve the Company s remuneration report for             Mgmt          For                            For
       the FYE 30 JUN 2006

       SPECIAL BUSINESS OF THE STOCKLAND TRUST AND               Non-Voting    No vote
       STOCKLAND CORPORATION LIMITED

6.     Approve, for all the purposes under the Corporations      Mgmt          For                            For
       Act and the Listing Rules of the Australian
       Stock Exchange Limited for: the establishment
       of a plan, to be called the Stockland Tax Exempt
       Employee Security Plan  TEP  for the provision
       of incentives to employees of the Company and
       its subsidiaries; the issue or transfer of
       Stockland stapled securities to employee under
       the TEP; and the provisions of benefits to
       those employees under the TEP,  in accordance
       with the TEP Rules as specified with such changes
       if any  as the Board may consider necessary,
       expedient or desirable to make the TEP fully
       compliant with the proposed new tax legislation
       relating to the tax treatment of stapled securities
       provided to employees under an Employee Security
       Option or Rights Plan

7.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of the Australian
       Stock Exchange Limited for: the establishment
       of a plan, to be called the Stockland Non-Executive
       Director Security Acquisition Plan  NED Plan
       for the provision of Stockland Stapled Securities
       under a fee sacrifice arrangement to the Non-Executive
       Directors of the Company and its subsidiaries;
       the issue or transfer of Stockland Stapled
       Securities to Non-Executive Directors under
       the NED Plan; and the provision of benefits
       to those Non-Executive Directors under the
       NED Plan, in accordance with the Stockland
       Non-Executive Director Security Acquisition
       Plan Rules as specified with such changes
       if any  as the Board may consider necessary,
       expedient or desirable to make the NED Plan
       fully compliant with the proposed new tax legislation
       relating to the tax treatment of stapled securities
       provided to employee under an Employee Security
       Option or Rights Plan

8.     Approve, for all purposes under the Corporations          Mgmt          For                            For
       Act and the Listing Rules of the Australian
       Stock Exchange Limited for: the establishment
       of a plan, to be called the Stockland Performance
       Rights Plan  PRP  for the provision of incentives
       to all senior executives, the majority of senior
       Managers and any other employees of the Company
       and its subsidiaries whom the Board of the
       Company determines to be eligible to participate
       in the PRP  Participants ; the grant of performance
       rights, and the subsequent issue or transfer
       of Stockland Stapled Securities, to participants
       under the PRP; and the provisions of benefits
       to those Participants under the PRP, in accordance
       with the PRP Rules as specified with such changes
       if any  as the Board may consider necessary,
       expedient or desirable to make the PRP fully
       compliant with the proposed new tax legislation
       relating to the tax treatment of stapled securities
       provided to employee under an Employee Security
       Option or Rights Plan

9.     Approve, subject to the approval of Resolution            Mgmt          For                            For
       8, for all purposes under the Corporations
       Act and the Listing Rules of the Australian
       Stock Exchange Limited for: the participation
       in the Stockland Performance Rights Plan by
       Mr. M. Quinn, Managing Director as to 470,000
       performance rights; and the acquisition accordingly
       by Mr. M. Quinn of those performance rights
       and, in consequence of vesting of those performance
       rights, of Stockland Stapled Securities, in
       accordance with the Stockland Performance Rights
       Plan Rules as amended from time to time and
       on the basis as specified

10.    Approve, subject to the approval of Resolution            Mgmt          For                            For
       8, for all purposes under the Corporations
       Act and the Listing Rules of the Australian
       Stock Exchange Limited for: the participation
       in the Stockland Performance Rights Plan by
       Mr. H. Thorburn, Finance Director as to 204,000
       performance rights; and the acquisition accordingly
       by Mr. H. Thorburn of those performance rights
       and, in consequence of vesting of those performance
       rights, of Stockland Stapled Securities, in
       accordance with the Stockland Performance Rights
       Plan Rules as amended from time to time and
       on the basis as specified




--------------------------------------------------------------------------------------------------------------------------
 SUMITOMO REALTY & DEVELOPMENT CO LTD                                                        Agenda Number:  701273459
--------------------------------------------------------------------------------------------------------------------------
        Security:  J77841112
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2007
          Ticker:
            ISIN:  JP3409000001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Retained Earnings                Mgmt          For                            For

2      Amend the Articles of Incorporation                       Mgmt          For                            For

3.1    Appoint a Director                                        Mgmt          For                            For

3.2    Appoint a Director                                        Mgmt          For                            For

3.3    Appoint a Director                                        Mgmt          For                            For

3.4    Appoint a Director                                        Mgmt          For                            For

3.5    Appoint a Director                                        Mgmt          For                            For

3.6    Appoint a Director                                        Mgmt          For                            For

3.7    Appoint a Director                                        Mgmt          For                            For

3.8    Appoint a Director                                        Mgmt          For                            For

3.9    Appoint a Director                                        Mgmt          For                            For

3.10   Appoint a Director                                        Mgmt          For                            For

4      Appoint a Corporate Auditor                               Mgmt          For                            For

5      Approve Policy regarding Large-scale Purchases            Mgmt          Against                        Against
       of Company Shares




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI PROPERTIES LTD                                                                 Agenda Number:  701076766
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y82594121
    Meeting Type:  AGM
    Meeting Date:  07-Dec-2006
          Ticker:
            ISIN:  HK0016000132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements and              Mgmt          For                            For
       the report of the Directors and the Auditors
       for the YE 30 JUN 2006

2.     Declare a final dividend                                  Mgmt          For                            For

3.1.A  Re-elect Sir Sze-yuen Chung as a Director                 Mgmt          For                            For

3.1.B  Re-elect Sir Po-shing Woo as a Director                   Mgmt          For                            For

3.1.C  Re-elect Mr. Kwan Cheuk-yin, William as a Director        Mgmt          For                            For

3.1.D  Re-elect Mr. Lo Chiu-chun, Clement as a Director          Mgmt          For                            For

3.1.E  Re-elect Mr. Kwok Ping-kwong, Thomas as a Director        Mgmt          For                            For

3.2    Approve that the fees to be paid to each Director,        Mgmt          For                            For
       each Vice-Chairman and the Chairman for the
       FY ending 30 JUN 2007 be HKD 100,000, HKD 110,000
       and HKD 120,000

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors of the Company to fix their remuneration

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on share repurchases, pursuant to the approval
       of this resolution, not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company;  Authority expires
       the earlier of the conclusion of next AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       to be held by its Articles of Association or
       by the Laws of Hong Kong

6.     Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements,
       options, and warrants, during and after the
       relevant period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company; plus b) the nominal amount of share
       capital repurchased by the Company  up to 10%
       of the aggregate nominal amount of the issued
       share capital of the Company , otherwise than
       pursuant to i) a rights issue; or ii) any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue to officers
       and/or employees of the Company and/or any
       of its subsidiaries of shares or rights to
       acquire shares of the Company ; or iii) any
       scrip dividend or similar arrangement providing
       for the allotment of shares in lieu of the
       whole or part of a dividend on shares of the
       Company in accordance with the Articles of
       Association of the Company;  Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is required by its
       Articles of Association or by the Laws of Hong
       Kong to be held

7.     Authorize the Directors to exercise the powers            Mgmt          For                            For
       of the Company referred to in Resolution 6
       in the notice convening this meeting in respect
       of the share capital of the Company




--------------------------------------------------------------------------------------------------------------------------
 THE LINK REAL ESTATE INVESTMENT TRUST                                                       Agenda Number:  701044430
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y5281M111
    Meeting Type:  AGM
    Meeting Date:  23-Aug-2006
          Ticker:
            ISIN:  HK0823032773
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements of               Non-Voting    No vote
       The Link Real Estate Investment Trust  The
       Link REIT  together with the Auditors  report
       for the financial period from 06 SEP 2005 to
       31 MAR 2006

2.     Appoint the Auditors of The Link REIT and approve         Non-Voting    No vote
       to fix their rumuneration

3.i    Re-appoint Mr. CHAO Tse Hou Leslie as the Manager         Mgmt          For                            For
       of The Link REIT  the Manager , who retires
       as a Director of The Link Management Limited,
       pursuant to Article 121 of the Articles of
       Association of the Manager

3.ii   Re-appoint Mr. CHOW Wing Kin Anthony as the               Mgmt          For                            For
       Manager of The Link REIT  the Manager , who
       retires as a Director of The Link Management
       Limited, pursuant to Article 121 of the Articles
       of Association of the Manager

3.iii  Re-appoint Dr. FUNG Yuk Bun Patrick as the Manager        Mgmt          For                            For
       of The Link REIT  the Manager , who retires
       as a Director of The Link Management Limited,
       pursuant to Article 121 of the Articles of
       Association of the Manager

3.iv   Re-appoint Mr. HO Chi On John as the Manager              Mgmt          For                            For
       of The Link REIT  the Manager , who retires
       as a Director of The Link Management Limited,
       pursuant to Article 121 of the Articles of
       Association of the Manager

3.v    Re-appoint Mr. KO Kam Chuen Stanley as the Manager        Mgmt          For                            For
       of The Link REIT  the Manager , who retires
       as a Director of The Link Management Limited,
       pursuant to Article 121 of the Articles of
       Association of the Manager

4.     Re-elect Mr. ARNOLD Michael Ian as a Director             Mgmt          For                            For
       of the Manager, who retires by rotation, pursuant
       to Article 125 of the Articles of Association
       of the Manager




--------------------------------------------------------------------------------------------------------------------------
 THE WHARF (HOLDINGS) LTD                                                                    Agenda Number:  701228276
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y9551M108
    Meeting Type:  AGM
    Meeting Date:  25-May-2007
          Ticker:
            ISIN:  HK0004000045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2006

2.     Declare a final dividend for the YE 31 DEC 2006           Mgmt          For                            For

3.a    Re-elect Mr. Gonzaga W.J. Li as a Director,               Mgmt          For                            For
       who retires by rotation

3.b    Re-elect Mr. T.Y. Ng as a Director, who retires           Mgmt          For                            For
       by rotation

3.c    Re-elect Mr. James E. Thompson as a Director,             Mgmt          For                            For
       who retires by rotation

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       and authorize the Directors to fix their remuneration

5.     Authorize the Directors of the Company, to purchase       Mgmt          For                            For
       shares in the capital of the Company during
       the relevant period, on The Stock Exchange
       of Hong Kong Limited or any other stock exchange
       recognized for this purpose by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange of Hong Kong Limited under the
       Code on share repurchases, not exceeding 10%
       of the aggregate nominal amount of the issued
       share capital of the Company; Authority expires
       the earlier of the conclusion of the AGM of
       the Company or the expiration of the period
       within which the next AGM of the Company is
       required by law to be held

6.     Authorize the Directors of the Company to allot,          Mgmt          Against                        Against
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements, options, warrants and other
       securities during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company;
       and the nominal amount of share capital of
       the Company repurchased by the Company subsequent
       to the passing of this Resolution up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company, otherwise than pursuant to: i) any
       executive or employee share option or incentive
       scheme; or ii) a right issue; or iii) any scrip
       dividend or similar arrangement; Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM is to
       be held by law

7.     Approve, to extend the general mandate granted            Mgmt          Against                        Against
       to the Directors of the Company to allot, issue
       and deal with any additional shares of the
       Company pursuant to Resolution 6, by the addition
       thereto of an amount representing the aggregate
       nominal amount of the share capital of the
       Company repurchased by the Company pursuant
       to Resolution 5, provided that such extended
       amount shall not exceed 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       Resolution




--------------------------------------------------------------------------------------------------------------------------
 TOC CO.,LTD.                                                                                Agenda Number:  701294364
--------------------------------------------------------------------------------------------------------------------------
        Security:  J84248103
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2007
          Ticker:
            ISIN:  JP3538400007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Approve Appropriation of Profits                          Mgmt          For                            For

2      Amend Articles to: Expand Business Lines                  Mgmt          For                            For

3.1    Appoint a Corporate Auditor                               Mgmt          Against                        Against

3.2    Appoint a Corporate Auditor                               Mgmt          For                            For

3.3    Appoint a Corporate Auditor                               Mgmt          Against                        Against




--------------------------------------------------------------------------------------------------------------------------
 UNIBAIL HOLDING, PARIS                                                                      Agenda Number:  701201321
--------------------------------------------------------------------------------------------------------------------------
        Security:  F95094110
    Meeting Type:  MIX
    Meeting Date:  18-Apr-2007
          Ticker:
            ISIN:  FR0000124711
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.     The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative     The following applies to
       Non-Resident Shareowners:   Proxy Cards: Voting
       instructions will be forwarded to the Global
       Custodians that have become Registered Intermediaries,
       on the Vote Deadline Date. In capacity as Registered
       Intermediary, the Global Custodian will sign
       the Proxy Card and forward to the local custodian.
       If you are unsure whether your Global Custodian
       acts as Registered Intermediary, please contact
       your representative

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID 374927 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting    No vote
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       27 APR 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

O.1    Receive the Board of Directors and the Statutory          Mgmt          For                            For
       Auditors reports and approve the financial
       statements for the YE on the 31 DEC 2006

O.2    Receive the Statutory Auditors report and approve         Mgmt          For                            For
       the consolidated statements within the financial
       statements for the YE on the 31 DEC 2006

O.3    Approve the appropriation of the income and               Mgmt          For                            For
       fixing of dividend, further to the dividend
       s installments already paid, payment of the
       outstanding balance on the 16 JUL 2007

O.4    Approve the Statutory Auditors special report             Mgmt          For                            For
       and the trades in accordance with the Articles
       L.225-38 of the Commercial Law

O.5    Approve the renewal of Mr. Henri Moulard s as             Mgmt          For                            For
       a Director mandate

O.6    Receive the Board of Directors report and appoint         Mgmt          For                            For
       Mr. Jean-Pierre Duport, a new Director and
       Authorize the Chairman and Chief Executive
       Officer

O.7    Receive the Board of Directors report and appoint         Mgmt          For                            For
       Mr. Jean-Louis Larens, as a new Director

O.8    Receive the Board of Directors report and of              Mgmt          For                            For
       the Articles 241-1 and followings the general
       regulation of the French Financial Market authority,
       further to the Article L.225-209 of the Commercial
       Law, and authorize the Board of Directors to
       buy back Unibail shares, within the limit of
       10 % of the capital, to allow the Company:
       to reduce its capital by the cancellation of
       all or one part of shares, to have shares to
       be given to its Managers and Employees, to
       have shares to be conserved and given as an
       exchange or payment, setting the maximum purchase
       price and the minimum sell price per share,
       possibility of acquisition, transfer or exchange
       of shares at any time, except during the public
       offering period

O.9    Receive the Board of Directors report and according       Mgmt          For                            For
       to the Article L.225-129-2 of the Commercial
       Law and authorize the Board of Directors to
       increase capital by incorporation to the capital
       of premiums, reserves or benefits as allotment
       of shares free of charge or of nominal value
       increase

E.10   Receive the Board of Directors and the Statutory          Mgmt          For                            For
       Auditors Reports and authorize the Board of
       Directors, to reduce the capital by cancellation
       of shares within the limit of 10 % of the capital,
       and to modify the By-Laws, and cancellation
       and replacement of Resolution 10 of the Combined
       General Meeting on the 27 APR 2006

E.11   Receive the Board of Directors and the Statutory          Mgmt          For                            For
       Auditors reports and authorize the Board of
       Directors to increase capital by issuance of
       ordinary shares in cash, or by any investment
       securities giving access to ordinary shares
       of the Company, by any means and at any time,
       with maintenance of the shareholders preferential
       subscription right setting of a total nominal
       amount for the capital increases

E.12   Receive the Board of Directors and the Statutory          Mgmt          Against                        Against
       Auditors reports and authorize the Board of
       Directors to increase capital by issuance of
       ordinary shares in cash, or all investment
       securities giving access to ordinary shares
       of the Company, by any means and at any time,
       with cancellation of the shareholders preferential
       subscription right and setting of a total nominal
       amount for the capital increases within the
       limit of 25 % of the capital, and for shares
       issuance price

E.13   Receive the Board of Directors and the Statutory          Mgmt          For                            For
       Auditors reports and authorize the Board of
       Directors to decide, for each issuances covered
       by the resolution 11 the increase of the securities
       number to issue, within the limit of 15 % of
       the initial issuance

E.14   Receive the Board of Directors and the Statutory          Mgmt          For                            For
       Auditors report and authorize the Board of
       Directors to decide, for each issuances covered
       by the resolution 12, and to increase of the
       securities number to issue, within the limit
       of 15 % of the initial issuance

E.15   Authorize the Board of Directors in order to              Mgmt          For                            For
       issue ordinary shares or investment securities
       entitling to the capital for paying securities
       during a public exchange offer procedure and
       receive the statutory appraisers report and
       to increase the capital by issuance of ordinary
       shares or investment securities entitling to
       the capital for paying contributions in kind
       to the Company

E.16   Receive the Board of Directors and the Statutory          Mgmt          For                            For
       Auditors reports in accordance with the Article
       L.225-129-6, and authorize the Board of Directors
       to proceed to the issuance of new shares reserved
       to employees, within a certain amount, with
       cancellation of the shareholders preferential
       subscription right

E.17   Grant powers for formalities                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 UNIBAIL HOLDING, PARIS                                                                      Agenda Number:  701239166
--------------------------------------------------------------------------------------------------------------------------
        Security:  F95094110
    Meeting Type:  MIX
    Meeting Date:  21-May-2007
          Ticker:
            ISIN:  FR0000124711
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting    No vote
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.   The following
       applies to Non-Resident Shareowners:   Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative.

E.1    Approve the increase of the capital, in one               Mgmt          For                            For
       or several times and at any moment, by issuance
       of ordinary shares of the Company or investment
       securities issued free or not, giving access
       to the capital of the Company or one of its
       affiliates, or giving right to the attribution
       of debts securities, which subscription could
       be done either in cash, or by compensation
       of debts and maintenance of the shareholders
       preferential subscription right

E.2    Approve the increase of the capital, in one               Mgmt          For                            For
       or several times and at any moment, making
       a public call to savings, by issuance of ordinary
       shares of the Company or investment securities
       issued free or not, giving access to the capital
       of the Company or one of its affiliates, or
       giving right to the attribution of debts securities,
       which subscription could be done either in
       cash, or by compensation of debts suppression
       of the shareholders preferential subscription
       right

E.3    Approve the increase of the securities or investment      Mgmt          For                            For
       securities to issue in case of a capital increase
       of the Company, with or without preferential
       subscription right

E.4    Approve the issuance of shares or investment              Mgmt          For                            For
       securities giving access to the capital of
       the Company, within the limit of 10%, in order
       to remunerate contributions in cash granted
       to the Company and constituted of capital securities
       or investment securities giving access to the
       capital of other Companies

E.5    Approve the issuance of shares or investment              Mgmt          For                            For
       securities giving access to the capital, at
       any moment, in remuneration of securities brought
       to a public exchange offer initiated by the
       Company against securities of a another Company
       admitted to negotiations over one of the regulated
       markets, further to the rapprochement with
       Rodamco and suppression of the shareholders
       preferential right

E.6    Approve the limitation of the global amount               Mgmt          For                            For
       of the authorizations of capital increases

E.7    Approve the increase of the capital , in one              Mgmt          For                            For
       or several times and at any moment, by incorporation
       of primes, reserves, benefits and under the
       form of attribution of free shares or the raising
       of the nominal value of the existing shares,
       or both

E.8    Approve the increase of the capital, in one               Mgmt          For                            For
       or several times, by issuances of shares or
       investment securities giving access to the
       capital, reserved for the Members of a Corporate
       Savings Plan

E.9    Approve the grant, in one or several times,               Mgmt          For                            For
       for the benefits of the salaried members of
       the staff and representatives of the Company
       or the one related to it, options giving right
       to the subscription of shares of the Company
       and/or options giving right to the purchase
       of existing shares held by the Company

E.10   Approve the reduction of the capital, in one              Mgmt          For                            For
       or several times and at any moment, by cancellation
       of all or part of the acquired shares or that
       would be to be acquired further to an authorization
       given by the ordinary general meeting by the
       Company itself, within the limit of 10% of
       the capital

E.11   Approve the transformation of the Administration          Mgmt          For                            For
       and Direction Mode of the Company, by adoption
       of the Executive Board and the Supervisory
       Board formula, under the suspensive condition
       of the first settlement-delivery of the securities
       that should be issued further the project of
       public exchange offer of Unibail on Rodamco
       Europe NV

E.12   Amend Article 2 of the Bylaws related to the              Mgmt          For                            For
       social object of the Company, under the suspensive
       condition of the first settlement-delivery
       of the securities that should be issued further
       to the project of public exchange offerof Unibail
       on Rodamco Europe NV

E.13   Amend Article 3 of the Bylaws related to the              Mgmt          For                            For
       social denomination of the Company, under the
       suspensive condition of the first settlement-delivery
       of the securities that should be issued further
       to the project of public exchange offer of
       Unibail on Rodamco Europe NV

E.14   Adopt the text about the new Bylaws under the             Mgmt          For                            For
       suspensive condition of the first settlement-delivery
       of the securities that should be issued further
       to the project of public exchange offer of
       Unibail on Rodamco Europe NV

E.15   Approve the transfer to the Executive Board               Mgmt          For                            For
       of the delegations of authority given by the
       Board of Directors further to Resolutions 1
       to 10, under the suspensive condition of the
       transformation of the Company into a Company
       with the Executive Board and the Supervisory
       Board

O.16   Authorize the Board of Directors to operate               Mgmt          For                            For
       the Company shares, within the limit of 10%
       of the capital and the setting of the maximum
       purchase and minimum selling price per share

O.17   Appoint Mr. Robert F.W van Oordt as a Member              Mgmt          Against                        Against
       of the Supervisory Board under the suspensive
       condition of the transformation of the Company
       mentioned in Resolution 11

O.18   Appoint Mr. Francois Jaclot as a Member of the            Mgmt          For                            For
       Supervisory Board under the suspensive condition
       of the transformation of the Company mentioned
       in Resolution 11

O.19   Appoint Mr. Frans J.G.M Cremers as a Member               Mgmt          Against                        Against
       of the Supervisory Board under the suspensive
       condition of the transformation of the Company
       mentioned in Resolution 11

O.20   Appoint Mr. Jacques Dermagne as a Member of               Mgmt          Against                        Against
       the Supervisory Board under the suspensive
       condition of the transformation of the Company
       mentioned in Resolution 11

O.21   Appoint Mr. Rob Ter Haar as a Member of the               Mgmt          Against                        Against
       Supervisory Board under the suspensive condition
       of the transformation of the Company mentioned
       in Resolution 11

O.22   Appoint Mr. Jean-Louis Laurens as a Member of             Mgmt          For                            For
       the Supervisory Board under the suspensive
       condition of the transformation of the Company
       mentioned in Resolution 11

O.23   Appoint Mr. Yves Lyon-Caen as a Member of the             Mgmt          For                            For
       Supervisory Board under the suspensive condition
       of the transformation of the Company mentioned
       in Resolution 11

O.24   Appoint Mr. Henri Moulard as a Member of the              Mgmt          For                            For
       Supervisory Board under the suspensive condition
       of the transformation of the Company mentioned
       in Resolution 11

O.25   Appoint Mr. Bart R. Okkens as a Member of the             Mgmt          Against                        Against
       Supervisory Board under the suspensive condition
       of the transformation of the Company mentioned
       in Resolution 11

O.26   Appoint Mr. Jos W.BBB. Westerburgen as a Member           Mgmt          Against                        Against
       of the Supervisory Board under the suspensive
       condition of the transformation of the Company
       mentioned in Resolution 11

O.27   Approve the setting of the fees                           Mgmt          For                            For

O.28   Power for formalities                                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VASTNED OFFICES/INDUSTRIAL NV                                                               Agenda Number:  701170944
--------------------------------------------------------------------------------------------------------------------------
        Security:  N9411C102
    Meeting Type:  AGM
    Meeting Date:  03-Apr-2007
          Ticker:
            ISIN:  NL0000288934
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT BLOCKING CONDITIONS FOR VOTING           Non-Voting    No vote
       AT THIS GENERAL MEETING ARE RELAXED. BLOCKING
       PERIOD ENDS ONE DAY AFTER THE REGISTRATION
       DATE SET ON 29 MAR 2007. SHARES CAN BE TRADED
       THEREAFTER. THANK YOU.

1.     Opening and announcements                                 Non-Voting    No vote

2.     Approve the minutes of the AGM of 04 APR 2006             Mgmt          Abstain                        Against

3.     Receive the report of Mr. R.A. Van Gerrevink,             Mgmt          Abstain                        Against
       CEO, will give his views on behalf of the Board
       of Management on the most significant events
       of 2006; Mr. T.M. De Witte, CFO, will comment
       on the 2006 financial statements

4.     Adopt the annual accounts for the 2006 FY                 Mgmt          For                            For

5.     Approve, in accordance with the existing dividend         Mgmt          Abstain                        Against
       policy, the direct investment result per share
       will be distributed in full; a portion approaching
       the fiscal result will be mandatorily distributed
       in cash after deduction of 15% dividend tax,
       and the remainder as optional dividend, to
       be distributed either in cash, after deduction
       of 15% dividend tax, or in shares, tax-free
       and charged to the share premium reserve

6.     Approve to distribute a final dividend per share          Mgmt          For                            For
       after deduction of the interim dividend of
       EUR 0.50, of EUR 1.20, of which: EUR 1.20 in
       cash less 15% dividend tax, or EUR 1.05 in
       cash less 15% dividend tax, plus a percentage
       in shares yet to be determined, depending on
       the share price, approaching a value of EUR
       0.15, charged to the share premium reserve,
       without deduction of dividend tax; the ex-dividend
       listing starts on 05 APR 2007; the option period
       runs from 05 APR 2007 up to and including 20
       APR 2007; the stock ratio will be determined
       on the basis of the average closing prices
       during the option period; a choice for dividend
       must be reported to the Company by 20 APR 2007;
       otherwise the optional dividend can only be
       received in cash; the stock ratio will be announced
       in a press release on 23 APR 2007

7.     Grant discharge to the Board of Management in             Mgmt          For                            For
       respect of its Management in the 2006 FY

8.     Grant discharge to the Supervisory Board in               Mgmt          For                            For
       respect of its supervision in the 2006 FY

9.     Approve the remuneration report concerning the            Mgmt          Abstain                        Against
       remuneration structure of the Members of the
       Board of Management of VastNed Management is
       attached in an appendix as specified; this
       Company is the sole Director of the VastNed
       Offices/Industrial

10.    Adopt the remuneration Members of the Board               Mgmt          For                            For
       of Management

11.    Approve, in 2005, the Company bought buyback              Mgmt          For                            For
       346,814 of its own shares; in 2006, the Company
       bought back 100,987 of its own shares, 41,443
       of which were reissued in the context of the
       stock dividend distributed in 2006; the balance
       of 406,358 shares was charged to the share
       premium reserve in 2005 346,814 and 2006
       59,544; debiting the share premium reserve
       is subject to these shares being cancelled;
       the Articles of Association stipulate that
       such a cancellation requires the approval of
       the general meeting of shareholders

12.    Authorize the Board of Management for a period            Mgmt          For                            For
       of 5 years for the cancellation of the Company
       s own shares to be acquired by possible future
       share buybacks; this is to prevent that every
       future cancellation must be put to a vote at
       the general meeting of shareholders, or indeed
       that such a cancellation would require the
       convening of an extraordinary meeting of shareholders

13.    Amend the Articles of Association as specified            Mgmt          Against                        Against

14.    Appoint Mr. H.W. Breukink and Mr. B. A.G. Van             Mgmt          Against                        Against
       Nievelt as the Members of the Supervisory Board

15.    Any other business                                        Non-Voting    No vote

16.    Close                                                     Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WERELDHAVE NV                                                                               Agenda Number:  701154976
--------------------------------------------------------------------------------------------------------------------------
        Security:  N95060120
    Meeting Type:  OGM
    Meeting Date:  29-Mar-2007
          Ticker:
            ISIN:  NL0000289213
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No vote

2.     Approve the minutes of the general meeting of             Mgmt          Abstain                        Against
       shareholders on 30 MAR 2006

3.     Receive the report of the Board of Management             Mgmt          Abstain                        Against

4.     Approve the dividend and the reserves policy              Mgmt          Abstain                        Against

5.     Approve the remuneration report 2006 of the               Mgmt          For                            For
       Supervisory Board

6.     Approve the opportunity to question the External          Mgmt          Abstain                        Against
       Accountant

7.     Approve the accounts for 2006; declare a dividend         Mgmt          For                            For
       per ordinary share of EUR 4.60

8.     Approve the management by the Board of Management         Mgmt          For                            For
       including discharge of the Members of the Board
       of Management

9.     Approve the supervision on management by the              Mgmt          For                            For
       Supervisory Board, including discharge of the
       Members of the Supervisory Board

10.    Re-appoint a Member of the Supervisory Board              Mgmt          For                            For

11.    Appoint the External Accountant                           Mgmt          For                            For

12.    Questions before closure of meeting                       Non-Voting    No vote

13.    Closure                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WESTFIELD GROUP, SYDNEY NSW                                                                 Agenda Number:  701189842
--------------------------------------------------------------------------------------------------------------------------
        Security:  Q97062105
    Meeting Type:  AGM
    Meeting Date:  03-May-2007
          Ticker:
            ISIN:  AU000000WDC7
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Company s financial statements and            Non-Voting    No vote
       the reports for the YE 31 DEC 2006

2.     Approve the Company s remuneration report for             Mgmt          For                            For
       the YE 31 DEC 2006

3.     Re-elect Mr. Roy. L. Furman as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in accordance
       with the Company s Constitution

4.     Re-elect Mr. Frederick.G.Hilmer AO as a Director          Mgmt          For                            For
       of the Company, who retires by rotation in
       accordance with the Company s Constitution

5.     Re-elect Mr. Gary H Weiss as a Director of the            Mgmt          For                            For
       Company, who retires by rotation in accordance
       with the Company s Constitution



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers International Realty Fund, Inc.
By (Signature)       /s/ Adam M. Derechin
Name                 Adam M. Derechin
Title                President
Date                 08/23/2007